                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-5447
                                    --------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4500 MAIN STREET, KANSAS CITY, MISSOURI                     64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:         12-31
                            ----------------------------------------------------

Date of reporting period:        03-31-2007
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DISCIPLINED GROWTH FUND
MARCH 31, 2007

[american century investments logo and text logo]

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 3.9%
             7,950  Boeing Co.                                     $         706
             4,293  Lockheed Martin Corp.                                    417
                                                                 ---------------
                                                                           1,123
                                                                 ---------------
BEVERAGES(1)
                55  PepsiCo, Inc.                                              3
                                                                 ---------------
BIOTECHNOLOGY - 2.5%
             5,624  Amgen Inc.(2)                                            314
             4,958  Biogen Idec Inc.(2)                                      220
               178  Gilead Sciences, Inc.(2)                                  14
             8,224  PDL BioPharma Inc.(2)                                    178
                                                                 ---------------
                                                                             726
                                                                 ---------------
CAPITAL MARKETS - 1.3%
             1,073  Eaton Vance Corp.                                         38
             1,265  Investment Technology
                    Group Inc.(2)                                             50
             1,626  Lazard Ltd. Cl A(3)                                       82
             5,927  OptionsXpress Holdings, Inc.                             139
             1,133  SEI Investments Co.                                       68
                                                                 ---------------
                                                                             377
                                                                 ---------------
CHEMICALS - 4.0%
             9,708  Albemarle Corp.                                          400
             2,434  Celanese Corp., Series A                                  75
            11,753  H.B. Fuller Company(3)                                   321
            15,092  Hercules Inc.(2)                                         295
             1,302  Monsanto Co.                                              72
                                                                 ---------------
                                                                           1,163
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
             1,585  American Reprographics Co.(2)                             49
               617  Knoll Inc.                                                15
            23,841  Steelcase Inc. Cl A(3)                                   474
                                                                 ---------------
                                                                             538
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.4%
            39,117  Cisco Systems Inc.(2)                                    998
             1,443  Corning Inc.(2)                                           33
             6,349  Polycom Inc.(2)                                          212
               683  QUALCOMM Inc.                                             29
                                                                 ---------------
                                                                           1,272
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 5.3%
             4,098  Apple Inc.(2)                                            381
             6,374  Brocade Communications
                    System, Inc.(2)                                           61
             3,298  Dell Inc.(2)                                              77
            14,400  Hewlett-Packard Co.                                      577
             2,617  Lexmark International, Inc. Cl A(2)                      153
             6,634  Network Appliance, Inc.(2)                               242
             5,927  Sun Microsystems, Inc.(2)                                 36
                                                                 ---------------
                                                                           1,527
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.7%
            18,531  Chicago Bridge & Iron Company
                    New York Shares                                          569
             2,392  Foster Wheeler Ltd.(2)                                   140
             1,171  Granite Construction Inc.(3)                              65
                                                                 ---------------
                                                                             774
                                                                 ---------------
CONSUMER FINANCE - 1.0%
             4,858  American Express Co.                                     274
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
             4,247  Packaging Corporation of America                         104
             1,895  Pactiv Corp.(2)                                           64
                                                                 ---------------
                                                                             168
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
             1,874  ITT Educational Services Inc.(2)                         153
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.7%
               480  CBOT Holdings, Inc. Cl A(2)                               87
             8,353  McGraw-Hill Companies, Inc.
                    (The)                                                    525
             7,204  Moody's Corp.                                            447
                                                                 ---------------
                                                                           1,059
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.6%
             1,408  NeuStar, Inc. Cl A(2)                                     40
            14,246  Qwest Communications
                    International Inc.(2)(3)                                 128
                                                                 ---------------
                                                                             168
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
             3,805  Acuity Brands Inc.                                       207
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.5%
             4,199  Dolby Laboratories Inc. Cl A(2)                          145
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 1.8%
            12,911  Halliburton Co.                                          410
             1,455  National Oilwell Varco, Inc.(2)                          113
                                                                 ---------------
                                                                             523
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
             1,717  Walgreen Co.                                              79
             1,975  Wal-Mart Stores, Inc.                                     93
                                                                 ---------------
                                                                             172
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
             5,103  Baxter International Inc.                                269
             7,344  Mentor Corp.(3)                                          338
               474  West Pharmaceutical
                    Services Inc.(3)                                          22
                                                                 ---------------
                                                                             629
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.0%
             2,703  AMERIGROUP Corporation(2)                                 82
               905  Apria Healthcare Group Inc.(2)                            29
             7,285  Healthspring Inc.(2)                                     172
             3,677  Healthways, Inc.(2)(3)                                   172
             7,906  Humana Inc.(2)                                           458
             1,976  UnitedHealth Group Incorporated                          105
             5,012  WellCare Health Plans Inc.(2)(3)                         427
                                                                 ---------------
                                                                           1,445
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
             4,177  Choice Hotels International Inc.                         148
                                                                 ---------------
HOUSEHOLD DURABLES - 1.4%
             3,821  Snap-on Incorporated                                     184
             8,037  Tempur-Pedic International Inc.(3)                       209
                                                                 ---------------
                                                                             393
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.2%
             3,372  AES Corp. (The)(2)                                        73
             4,400  TXU Corp.                                                282
                                                                 ---------------
                                                                             355
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
             4,095  General Electric Co.                                     145
             2,936  McDermott International, Inc.(2)                         144
                                                                 ---------------
                                                                             289
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
INSURANCE - 3.8%
             7,772  American Financial Group, Inc.                           265
             5,847  Arch Capital Group Ltd.(2)                               398
               455  Argonaut Group Inc.(2)(3)                                 15
             1,526  Axis Capital Holdings Limited                             52
             4,718  HCC Insurance Holdings, Inc.(3)                          145
             4,753  Philadelphia Consolidated
                    Holding Co.(2)                                           209
                                                                 ---------------
                                                                           1,084
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.7%
             2,891  DealerTrack Holdings Inc.(2)(3)                           89
             7,870  eBay Inc.(2)                                             261
               313  Google Inc. Cl A(2)                                      143
                                                                 ---------------
                                                                             493
                                                                 ---------------
IT SERVICES - 6.9%
            12,827  Accenture Ltd. Cl A                                      494
             8,194  Electronic Data Systems Corp.                            227
             8,689  International Business
                    Machines Corp.                                           818
            13,550  Total System Services Inc.(3)                            432
                                                                 ---------------
                                                                           1,971
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
             3,108  Mattel, Inc.                                              86
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
             9,309  Bruker BioSciences Corp.(2)                               98
                                                                 ---------------
MACHINERY - 1.8%
               504  Caterpillar Inc.                                          34
             6,748  Manitowoc Co., Inc. (The)                                429
               661  Terex Corp.(2)                                            47
                                                                 ---------------
                                                                             510
                                                                 ---------------
MEDIA - 4.7%
            19,051  DIRECTV Group, Inc. (The)(2)                             440
            10,814  EchoStar Communications
                    Corp. Cl A(2)                                            469
            22,053  Lions Gate Entertainment
                    Corp.(2)(3)                                              252
             3,425  Morningstar, Inc.(2)(3)                                  177
                                                                 ---------------
                                                                           1,338
                                                                 ---------------
METALS & MINING - 0.7%
             2,653  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                          176
               172  Nucor Corp.                                               11
                                                                 ---------------
                                                                             187
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 4.6%
            16,259  Big Lots, Inc.(2)(3)                                     509
             7,802  Kohl's Corp.(2)                                          598
            10,956  Saks Inc.                                                228
                                                                 ---------------
                                                                           1,335
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
            10,111  USEC Inc.(2)(3)                                          164
                                                                 ---------------
PERSONAL PRODUCTS - 2.0%
             6,381  Estee Lauder Companies, Inc.
                    (The) Cl A                                               312
             4,775  NBTY Inc.(2)                                             253
                                                                 ---------------
                                                                             565
                                                                 ---------------
PHARMACEUTICALS - 7.8%
            11,242  Abraxis BioScience Inc.(2)(3)                            300
             3,540  Biovail Corp.                                             77
             3,451  Eli Lilly and Company                                    185
             3,829  Endo Pharmaceuticals
                    Holdings Inc.(2)                                         113
             9,638  Forest Laboratories, Inc.(2)                             496
             1,517  Johnson & Johnson                                         91
             3,670  Merck & Co., Inc.                                        162
             4,321  MGI Pharma Inc.(2)(3)                                     97
             1,639  Mylan Laboratories Inc.                                   35
            23,834  Schering-Plough Corp.                                    608
             1,887  Watson Pharmaceuticals, Inc.(2)                           50
                                                                 ---------------
                                                                           2,214
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
             4,580  Potlatch Corp.                                           210
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.7%
             2,000  Jones Lang LaSalle Inc.                                  209
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 4.2%
             2,196  Amkor Technology Inc.(2)                                  27
            11,820  Integrated Device
                    Technology Inc.(2)                                       182
             6,106  MEMC Electronic Materials Inc.(2)                        371
             2,038  Novellus Systems, Inc.(2)                                 65
             5,621  NVIDIA Corp.(2)                                          162
             4,443  SiRF Technology
                    Holdings, Inc.(2)(3)                                     123
             6,528  Teradyne, Inc.(2)                                        108
               756  Tessera Technologies Inc.(2)(3)                           30
             2,613  Varian Semiconductor Equipment
                    Associates, Inc.(2)(3)                                   139
                                                                 ---------------
                                                                           1,207
                                                                 ---------------
SOFTWARE - 6.6%
             3,149  Aspen Technology, Inc.(2)                                 41

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            11,443  BMC Software Inc.(2)                                     352
               320  Cadence Design Systems Inc.(2)                             7
             3,573  FactSet Research Systems Inc.(3)                         225
             7,985  Hyperion Solutions Corp.(2)                              414
            14,850  Microsoft Corporation                                    413
             3,863  Nuance Communications,
                    Inc.(2)(3)                                                59
             8,096  Oracle Corp.(2)                                          147
             5,835  Salesforce.com Inc.(2)                                   250
                                                                 ---------------
                                                                           1,908
                                                                 ---------------
SPECIALTY RETAIL - 4.2%
             1,283  Aeropostale Inc.(2)(3)                                    52
             8,758  American Eagle Outfitters, Inc.                          263
             5,073  DSW Inc. Cl A(2)(3)                                      214
             8,325  Gymboree Corp.(2)(3)                                     334
             7,115  Office Depot, Inc.(2)                                    250
             1,547  Payless ShoeSource, Inc.(2)(3)                            51
             2,088  RadioShack Corp.(3)                                       56
                                                                 ---------------
                                                                           1,220
                                                                 ---------------
TOBACCO - 0.7%
             1,790  Loews Corp. - Carolina Group                             135
               896  UST Inc.                                                  52
                                                                 ---------------
                                                                             187
                                                                 ---------------
TOTAL COMMON STOCKS                                                       28,617
(Cost $26,261)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00% - 6.25%,
8/15/23 - 2/15/26, valued at $409),
in a joint trading account at 5.10%,
dated 3/30/07, due 4/2/07
(Delivery value $400)                                                        400
(Cost $400)                                                      ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 14.6%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralizedby various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.38%, dated 3/30/07, due 4/2/07
(Delivery value $4,198)                                                    4,196
(Cost $4,196)                                                    ---------------

TOTAL INVESTMENT SECURITIES - 115.6%                                      33,213
(Cost $30,857)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (15.6)%                                   (4,481)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $      28,732
                                                                 ===============

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(1) Industry is less than 0.05% of total net assets.
(2) Non-income producing.
(3) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $4,094 (in thousands).
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $     30,858
                                                                 ===============
Gross tax appreciation of investments                              $      2,876
Gross tax depreciation of investments                                      (521)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $      2,355
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY GROWTH FUND
MARCH 31, 2007

[american century investments logo and text logo]

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 2.0%
            93,117  Boeing Co.                                    $        8,279
           616,784  Lockheed Martin Corp.                                 59,840
                                                                 ---------------
                                                                          68,119
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
            46,762  C.H. Robinson Worldwide Inc.                           2,233
            82,331  FedEx Corporation                                      8,845
           288,245  United Parcel Service, Inc. Cl B                      20,206
                                                                 ---------------
                                                                          31,284
                                                                 ---------------
AIRLINES - 0.1%
           212,607  Southwest Airlines Co.                                 3,125
                                                                 ---------------
BEVERAGES - 0.3%
             6,100  Anheuser-Busch Companies, Inc.                           308
           182,411  Coca-Cola Company (The)                                8,755
             3,900  PepsiCo, Inc.                                            248
                                                                 ---------------
                                                                           9,311
                                                                 ---------------
BIOTECHNOLOGY - 2.2%
         1,023,731  Amgen Inc.(1)                                         57,206
           292,019  Biogen Idec Inc.(1)                                   12,960
            86,088  Gilead Sciences, Inc.(1)                               6,586
                                                                 ---------------
                                                                          76,752
                                                                 ---------------
CAPITAL MARKETS - 5.3%
           313,005  Goldman Sachs Group, Inc. (The)                       64,676
           660,929  Mellon Financial Corp.(2)                             28,512
           170,106  Merrill Lynch & Co., Inc.                             13,893
           970,438  Morgan Stanley                                        76,432
             5,000  Northern Trust Corp.                                     301
             4,500  State Street Corp.                                       291
                                                                 ---------------
                                                                         184,105
                                                                 ---------------
CHEMICALS - 0.7%
           364,773  Celanese Corp., Series A                              11,249
           194,857  H.B. Fuller Company(2)                                 5,314
           249,544  Lyondell Chemical Co.                                  7,479
                                                                 ---------------
                                                                          24,042
                                                                 ---------------
COMMERCIAL BANKS - 1.5%
            21,768  KeyCorp                                                  816
            66,352  National City Corp.(2)                                 2,472
             3,500  PNC Financial Services Group                             252

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             9,500  Synovus Financial Corp.                                  307
         1,417,545  Wells Fargo & Co.                                     48,805
                                                                 ---------------
                                                                          52,652
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
            53,982  Manpower Inc.                                          3,982
           111,917  Waste Management, Inc.                                 3,851
                                                                 ---------------
                                                                           7,833
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
         2,227,411  Cisco Systems Inc.(1)                                 56,865
             5,836  Polycom Inc.(1)(2)                                       195
                                                                 ---------------
                                                                          57,060
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.8%
            29,192  Dell Inc.(1)                                             678
         2,126,388  Hewlett-Packard Co.                                   85,353
           577,209  Lexmark International, Inc. Cl A(1)                   33,744
           160,006  NCR Corp.(1)                                           7,643
           644,157  Sun Microsystems, Inc.(1)                              3,871
                                                                 ---------------
                                                                         131,289
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.0%
           900,060  Chicago Bridge & Iron Company
                    New York Shares                                       27,677
            94,680  EMCOR Group Inc.(1)(2)                                 5,584
                                                                 ---------------
                                                                          33,261
                                                                 ---------------
CONSUMER FINANCE - 1.5%
           656,943  American Express Co.                                  37,052
           617,296  AmeriCredit Corp.(1)(2)                               14,111
                                                                 ---------------
                                                                          51,163
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
           383,133  Rock-Tenn Co. Cl A(2)                                 12,720
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.5%
         2,030,871  Bank of America Corp.                                103,615
         2,317,164  Citigroup Inc.                                       118,964
         2,025,225  JPMorgan Chase & Co.                                  97,980
           696,936  McGraw-Hill Companies, Inc.
                    (The)                                                 43,823
                                                                 ---------------
                                                                         364,382
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.2%
         1,399,827  AT&T Inc.                                             55,196
            21,049  CenturyTel Inc.                                          951

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           525,979  Verizon Communications Inc.                           19,945
                                                                 ---------------
                                                                          76,092
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
            77,219  El Paso Electric Co.(1)(2)                             2,035
             2,500  Entergy Corp.                                            262
            22,542  Reliant Energy Inc.(1)                                   458
                                                                 ---------------
                                                                           2,755
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
           574,223  Acuity Brands Inc.(2)                                 31,261
             6,800  Emerson Electric Co.                                     293
                                                                 ---------------
                                                                          31,554
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
            19,240  Avnet Inc.(1)                                            695
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
           342,716  Halliburton Co.(2)                                    10,878
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
         2,036,518  Kroger Co. (The)                                      57,532
            75,361  Safeway Inc.                                           2,761
             6,100  Walgreen Co.                                             280
                                                                 ---------------
                                                                          60,573
                                                                 ---------------
FOOD PRODUCTS - 2.6%
           823,825  Campbell Soup Co.                                     32,088
           664,014  ConAgra Foods, Inc.                                   16,541
           689,254  General Mills, Inc.                                   40,128
               615  Seaboard Corp.(2)                                      1,390
                                                                 ---------------
                                                                          90,147
                                                                 ---------------
GAS UTILITIES - 0.2%
           138,002  Nicor Inc.(2)                                          6,682
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
           314,041  Baxter International Inc.                             16,541
           620,858  Becton Dickinson & Co.                                47,737
           317,495  Kinetic Concepts Inc.(1)                              16,078
             5,000  Medtronic, Inc.                                          245
           149,643  Mettler-Toledo
                    International, Inc.(1)                                13,404
                                                                 ---------------
                                                                          94,005
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 5.3%
           662,521  AMERIGROUP Corporation(1)(2)                          20,141
           155,247  Apria Healthcare Group Inc.(1)(2)                      5,007
           149,524  Healthspring Inc.(1)(2)                                3,521
           934,031  Humana Inc.(1)                                        54,192
           898,069  McKesson Corp.                                        52,573
             5,263  UnitedHealth Group Incorporated                          279
           585,378  WellCare Health Plans Inc.(1)(2)                      49,903
                                                                 ---------------
                                                                         185,616
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
           495,758  Choice Hotels International Inc.(2)                   17,564
             5,200  Marriott International, Inc. Cl A                        255
           271,289  McDonald's Corporation                                12,222
                                                                 ---------------
                                                                          30,041
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
             7,162  NVR, Inc.(1)(2)                                        4,763
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
           402,318  Colgate-Palmolive Co.                                 26,871
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 3.1%
         1,822,537  AES Corp. (The)(1)                                    39,221
         1,082,021  TXU Corp.                                             69,358
                                                                 ---------------
                                                                         108,579
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
           685,485  McDermott International, Inc.(1)                      33,575
                                                                 ---------------
INSURANCE - 4.8%
           824,518  American Financial Group, Inc.                        28,067
           436,106  Arch Capital Group Ltd.(1)                            29,747
           616,109  Aspen Insurance Holdings Ltd.                         16,148
         1,013,025  Axis Capital Holdings Limited                         34,301
           513,738  Berkley (W.R.) Corp.                                  17,015
           977,583  Endurance Specialty Holdings Ltd.                     34,938
            33,755  PartnerRe Ltd.(2)                                      2,314
            73,480  Philadelphia Consolidated
                    Holding Co.(1)(2)                                      3,232
                                                                 ---------------
                                                                         165,762
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
            79,479  Priceline.com Inc.(1)(2)                               4,233
                                                                 ---------------
INTERNET SOFTWARE & SERVICES(3)
             6,300  eBay Inc.(1)                                             209
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
IT SERVICES - 5.2%
         1,465,753  Accenture Ltd. Cl A                                   56,490
           632,097  Acxiom Corp.                                          13,521
           201,125  Electronic Data Systems Corp.                          5,567
           990,565  International Business
                    Machines Corp.                                        93,371
           353,161  Total System Services Inc.(2)                         11,248
             6,400  Western Union Co. (The)                                  140
                                                                 ---------------
                                                                         180,337
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.8%
           225,648  Eastman Kodak Co.(2)                                   5,091
           992,800  Hasbro, Inc.                                          28,414
         1,096,251  Mattel, Inc.                                          30,223
                                                                 ---------------
                                                                          63,728
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%
           995,223  Applera Corporation -
                    Applied Biosystems Group                              29,429
                                                                 ---------------
MACHINERY - 1.3%
             3,700  Caterpillar Inc.                                         248
           318,219  Cummins Inc.                                          46,052
             3,800  Eaton Corp.                                              318
                                                                 ---------------
                                                                          46,618
                                                                 ---------------
MEDIA - 3.1%
         1,966,291  DIRECTV Group, Inc. (The)(1)(2)                       45,362
               340  Idearc Inc.                                               12
            59,294  Omnicom Group Inc.                                     6,071
            69,189  Sinclair Broadcast
                    Group, Inc. Cl A                                       1,069
         1,642,388  Walt Disney Co. (The)                                 56,547
                                                                 ---------------
                                                                         109,061
                                                                 ---------------
METALS & MINING - 1.5%
            13,278  Cleveland-Cliffs Inc.(2)                                 850
           442,630  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B(2)                                    29,298
           236,096  Nucor Corp.                                           15,377
            60,547  United States Steel Corp.                              6,004
                                                                 ---------------
                                                                          51,529
                                                                 ---------------
MULTILINE RETAIL - 4.2%
         2,309,543  Big Lots, Inc.(1)(2)                                  72,243
           395,369  Dollar Tree Stores Inc.(1)(2)                         15,119
           785,804  Kohl's Corp.(1)                                       60,200
             4,500  Nordstrom, Inc.                                          238
                                                                 ---------------
                                                                         147,800
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 11.4%
           957,120  Chevron Corp.                                         70,789
         1,121,166  EnCana Corp.                                          56,765
         2,276,391  Exxon Mobil Corp.                                    171,753
           583,401  Marathon Oil Corp.                                    57,658
           272,892  Tesoro Corp.(2)                                       27,407
           213,428  Valero Energy Corp.                                   13,764
                                                                 ---------------
                                                                         398,136
                                                                 ---------------
PERSONAL PRODUCTS - 0.7%
           450,447  NBTY Inc.(1)(2)                                       23,892
                                                                 ---------------
PHARMACEUTICALS - 3.1%
         1,181,113  Merck & Co., Inc.                                     52,170
         2,204,166  Pfizer Inc.                                           55,677
                                                                 ---------------
                                                                         107,847
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
           343,089  Potlatch Corp.(2)                                     15,707
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.2%
            59,241  Jones Lang LaSalle Inc.                                6,178
                                                                 ---------------
ROAD & RAIL - 0.7%
            96,771  Burlington Northern
                    Santa Fe Corp.                                         7,784
           117,238  CSX Corporation                                        4,695
           106,923  Norfolk Southern Corp.                                 5,410
            72,663  Union Pacific Corp.                                    7,379
                                                                 ---------------
                                                                          25,268
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.9%
         1,286,544  Amkor Technology Inc.(1)(2)                           16,056
         1,143,266  Applied Materials, Inc.                               20,944
            10,400  Intel Corp.                                              199
           136,972  Lam Research Corp.(1)                                  6,484
           223,482  MEMC Electronic Materials Inc.(1)                     13,539
             7,856  National Semiconductor Corp.                             190
           113,225  Novellus Systems, Inc.(1)(2)                           3,625
           135,548  ON Semiconductor Corp.(1)(2)                           1,209
            77,479  Varian Semiconductor Equipment
                    Associates, Inc.(1)(2)                                 4,136
                                                                 ---------------
                                                                          66,382
                                                                 ---------------
SOFTWARE - 0.9%
           899,752  BMC Software Inc.(1)                                  27,704
            67,786  Microsoft Corporation                                  1,889

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            14,800  Oracle Corp.(1)                                          268
                                                                 ---------------
                                                                          29,861
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
           151,416  American Eagle Outfitters, Inc.                        4,541
           254,790  AutoZone, Inc.(1)                                     32,649
           160,093  Brown Shoe Company, Inc.(2)                            6,724
            99,288  Group 1 Automotive, Inc.(2)                            3,949
           266,245  Gymboree Corp.(1)                                     10,668
           272,689  Office Depot, Inc.(1)                                  9,582
            25,461  OfficeMax Inc.                                         1,343
                                                                 ---------------
                                                                          69,456
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(3)
             5,400  Coach Inc.(1)                                            270
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.3%
             7,400  Countrywide Financial Corporation                        249
            29,617  Downey Financial Corp.(2)                              1,911
           324,350  FirstFed Financial Corp.(1)(2)                        18,433
           187,187  Freddie Mac                                           11,136
           340,269  Washington Mutual, Inc.                               13,740
                                                                 ---------------
                                                                          45,469
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
           202,700  Telephone & Data Systems, Inc.(2)                     12,085
                                                                 ---------------
TOTAL COMMON STOCKS                                                    3,469,181
(Cost $2,956,750)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.00% - 6.25%, 8/15/23 - 2/15/26,
valued at $9,096), in a joint trading account at
5.10%, dated 3/30/07, due 4/2/07
(Delivery value $8,904)                                                    8,900
(Cost $8,900)                                                    ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 9.4%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.43%, dated 3/30/07,
due 4/2/07 (Delivery value $45,020)                                       45,000

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralizedby various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.38%,
dated 3/30/07, due 4/2/07
(Delivery value $180,515)                                                180,434

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.43%,
dated 3/30/07, due 4/2/07
(Delivery value $100,045)                                                100,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            325,434
(Cost $325,434)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 109.3%                                   3,803,515
(Cost $3,291,084)                                                ---------------

OTHER ASSETS AND LIABILITIES - (9.3)%                                  (324,849)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    3,478,666
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $318,327 (in thousands).
(3) Industry is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 3,291,788
                                                                 ===============
Gross tax appreciation of investments                               $   547,608
Gross tax depreciation of investments                                   (35,881)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   511,727
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INCOME & GROWTH FUND
MARCH 31, 2007

[american century investments logo and text logo]

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 2.1%
           110,138  Lockheed Martin Corp.                          $      10,686
         1,031,242  Northrop Grumman Corp.                                76,538
           121,390  Raytheon Company                                       6,368
                                                                 ---------------
                                                                          93,592
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
           127,882  FedEx Corporation                                     13,738
           516,641  United Parcel Service, Inc. Cl B                      36,217
                                                                 ---------------
                                                                          49,955
                                                                 ---------------
AIRLINES - 0.1%
           396,260  Southwest Airlines Co.                                 5,825
                                                                 ---------------
AUTO COMPONENTS - 1.8%
         1,897,196  ArvinMeritor Inc.(1)                                  34,624
           631,652  Magna International Inc. Cl A                         47,443
                                                                 ---------------
                                                                          82,067
                                                                 ---------------
BEVERAGES - 0.7%
            72,850  Coca-Cola Enterprises Inc.                             1,475
           252,130  Molson Coors Brewing Co.                              23,857
           133,223  Pepsi Bottling Group Inc.                              4,248
                                                                 ---------------
                                                                          29,580
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
         1,146,292  Amgen Inc.(2)                                         64,055
           144,377  ImClone Systems Inc.(1)(2)                             5,886
                                                                 ---------------
                                                                          69,941
                                                                 ---------------
CAPITAL MARKETS - 5.7%
           471,561  Goldman Sachs Group, Inc. (The)                       97,439
           481,115  Lehman Brothers Holdings Inc.                         33,712
           396,063  Merrill Lynch & Co., Inc.                             32,346
         1,225,368  Morgan Stanley                                        96,510
                                                                 ---------------
                                                                         260,007
                                                                 ---------------
CHEMICALS - 1.8%
           445,510  Celanese Corp., Series A                              13,740
           206,694  Georgia Gulf Corporation(1)                            3,351
         2,146,410  Lyondell Chemical Co.                                 64,327
            61,481  Westlake Chemical Corp.(1)                             1,669
                                                                 ---------------
                                                                          83,087
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.2%
           152,186  Comerica Inc.                                          8,997
            25,151  Wells Fargo & Co.                                        866
                                                                 ---------------
                                                                           9,863
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
           226,891  John H. Harland Company(1)                            11,624
           181,115  Labor Ready Inc.(1)(2)                                 3,439
            10,315  Manpower Inc.                                            761
           222,744  R.R. Donnelley & Sons Company                          8,150
           114,219  Watson Wyatt Worldwide Inc.(1)                         5,557
                                                                 ---------------
                                                                          29,531
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
           301,682  Cisco Systems Inc.(2)                                  7,702
           766,721  Motorola, Inc.                                        13,548
                                                                 ---------------
                                                                          21,250
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.6%
         2,635,920  Hewlett-Packard Co.                                  105,805
            35,254  Imation Corporation(1)                                 1,424
           155,508  Lexmark International, Inc. Cl A(2)                    9,091
                                                                 ---------------
                                                                         116,320
                                                                 ---------------
CONSUMER FINANCE - 0.6%
         1,135,289  AmeriCredit Corp.(1)(2)                               25,953
            31,145  Capital One Financial Corp.                            2,350
                                                                 ---------------
                                                                          28,303
                                                                 ---------------
DISTRIBUTORS - 0.2%
           620,622  Building Materials
                    Holding Corp.(1)                                      11,239
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 8.8%
         2,926,276  Bank of America Corp.                                149,299
         3,056,950  Citigroup Inc.                                       156,944
         1,925,926  JPMorgan Chase & Co.                                  93,176
                                                                 ---------------
                                                                         399,419
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.3%
         1,549,212  AT&T Inc.                                             61,085
            36,910  Embarq Corp.                                           2,080
         2,293,190  Verizon Communications Inc.                           86,958
                                                                 ---------------
                                                                         150,123
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.3%
            93,886  Edison International                                   4,613
           147,831  Progress Energy Inc.                                   7,456
                                                                 ---------------
                                                                          12,069
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.7%
           343,923  Arrow Electronics, Inc.(2)                            12,983
           721,048  Avnet Inc.(2)                                         26,060
           489,373  Nam Tai Electronics, Inc.                              6,337
           109,999  Tech Data Corp.(2)                                     3,939
         1,857,897  Vishay Intertechnology, Inc.(2)                       25,973
                                                                 ---------------
                                                                          75,292
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
         1,501,586  Grey Wolf Inc.(1)(2)                                  10,061
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           212,268  Kroger Co. (The)                                       5,997
           421,551  SUPERVALU INC.                                        16,470
                                                                 ---------------
                                                                          22,467
                                                                 ---------------
FOOD PRODUCTS - 1.2%
           129,618  ConAgra Foods, Inc.                                    3,229
           636,196  General Mills, Inc.                                   37,039
             6,833  Seaboard Corp.(1)                                     15,443
                                                                 ---------------
                                                                          55,711
                                                                 ---------------
GAS UTILITIES - 0.6%
           269,180  Nicor Inc.(1)                                         13,034
           527,630  UGI Corp.                                             14,093
                                                                 ---------------
                                                                          27,127
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
           578,884  Becton Dickinson & Co.                                44,510
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.8%
           640,783  Aetna Inc.                                            28,060
           627,012  AMERIGROUP Corporation(1)(2)                          19,061
            94,678  AmerisourceBergen Corp.                                4,994
           372,426  Apria Healthcare Group Inc.(1)(2)                     12,011
           617,680  Healthspring Inc.(1)(2)                               14,546
           864,561  Humana Inc.(2)                                        50,162
         1,026,745  McKesson Corp.                                        60,105

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            46,683  Molina Healthcare Inc.(1)(2)                           1,428
           297,662  WellCare Health Plans Inc.(2)                         25,376
            21,672  WellPoint Inc.(2)                                      1,758
                                                                 ---------------
                                                                         217,501
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
           415,858  Darden Restaurants, Inc.                              17,129
           720,961  McDonald's Corporation                                32,479
            61,956  Wyndham Worldwide Corp.(2)                             2,116
                                                                 ---------------
                                                                          51,724
                                                                 ---------------
HOUSEHOLD DURABLES - 2.7%
           584,511  KB Home(1)                                            24,941
           598,886  Newell Rubbermaid Inc.                                18,619
            71,305  NVR, Inc.(1)(2)                                       47,418
         1,179,784  Tupperware Brands Corp.(1)                            29,412
                                                                 ---------------
                                                                         120,390
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.0%
         1,122,567  Kimberly-Clark Corp.                                  76,885
           252,785  Procter & Gamble Co. (The)                            15,966
                                                                 ---------------
                                                                          92,851
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.4%
         1,019,437  TXU Corp.                                             65,346
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.6%
         1,311,127  General Electric Co.                                  46,362
           783,943  Tyco International Ltd.                               24,733
                                                                 ---------------
                                                                          71,095
                                                                 ---------------
INSURANCE - 4.8%
         1,237,497  Ace, Ltd.                                             70,613
           294,812  American Financial Group, Inc.                        10,035
           150,214  American International Group, Inc.                    10,097
           382,337  Arch Capital Group Ltd.(2)                            26,079
           855,065  Aspen Insurance Holdings Ltd.                         22,411
           462,407  Axis Capital Holdings Limited                         15,657
         1,024,961  Endurance Specialty Holdings Ltd.                     36,632
           174,543  Odyssey Re Holdings Corp.                              6,861
           292,338  PartnerRe Ltd.(1)                                     20,037
                                                                 ---------------
                                                                         218,422
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.4%
           723,444  Expedia Inc.(1)(2)                                    16,769
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.7%
         1,376,785  EarthLink Inc.(1)(2)                                  10,119
         1,549,639  United Online, Inc.(1)                                21,742
                                                                 ---------------
                                                                          31,861
                                                                 ---------------
IT SERVICES - 5.3%
         1,302,230  Accenture Ltd. Cl A                                   50,188
           676,864  Acxiom Corp.                                          14,478
           790,411  Computer Sciences Corp.(2)                            41,204
           683,465  Electronic Data Systems Corp.                         18,918
         1,244,693  International Business
                    Machines Corp.                                       117,325
                                                                 ---------------
                                                                         242,113
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.2%
           388,996  Eastman Kodak Co.(1)                                   8,776
           786,821  Hasbro, Inc.                                          22,518
           791,104  Mattel, Inc.                                          21,811
                                                                 ---------------
                                                                          53,105
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%
         1,201,493  Applera Corporation -
                    Applied Biosystems Group                              35,528
                                                                 ---------------
MACHINERY - 1.5%
           477,587  Cummins Inc.                                          69,116
                                                                 ---------------
MEDIA - 1.1%
         1,026,807  CBS Corp. Cl B(1)                                     31,410
           118,253  Idearc Inc.                                            4,151
           475,024  Walt Disney Co. (The)                                 16,355
                                                                 ---------------
                                                                          51,916
                                                                 ---------------
METALS & MINING - 1.7%
           590,707  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B(1)                                    39,099
           389,302  United States Steel Corp.                             38,607
                                                                 ---------------
                                                                          77,706
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           430,790  Big Lots, Inc.(1)(2)                                  13,475
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 13.0%
         1,616,768  Chevron Corp.                                        119,576
         1,256,657  ConocoPhillips                                        85,893
           503,506  EnCana Corp.                                          25,493
         2,900,980  Exxon Mobil Corp.                                    218,879
           625,625  Marathon Oil Corp.                                    61,831
           597,738  Occidental Petroleum Corp.                            29,474
           235,383  Tesoro Corp.                                          23,640
           400,035  Valero Energy Corp.                                   25,798
                                                                 ---------------
                                                                         590,584
                                                                 ---------------
PHARMACEUTICALS - 7.0%
         1,559,859  Biovail Corp.                                         34,099
         1,040,732  Johnson & Johnson                                     62,715
         1,142,347  King Pharmaceuticals, Inc.(1)(2)                      22,470
         1,900,490  Merck & Co., Inc.                                     83,945
         4,478,818  Pfizer Inc.                                          113,134
           233,135  ViroPharma Inc.(1)(2)                                  3,345
                                                                 ---------------
                                                                         319,708
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.1%
           907,692  iStar Financial Inc.                                  42,507
           144,761  Potlatch Corp.(1)                                      6,627
            25,682  Thornburg Mortgage Inc.(1)                               668
                                                                 ---------------
                                                                          49,802
                                                                 ---------------
ROAD & RAIL - 1.0%
           179,715  Burlington Northern
                    Santa Fe Corp.                                        14,455
           191,870  CSX Corporation                                        7,684
           190,600  Norfolk Southern Corp.                                 9,644
           121,886  Union Pacific Corp.                                   12,378
                                                                 ---------------
                                                                          44,161
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.8%
         2,314,308  Amkor Technology Inc.(1)(2)                           28,883
         1,319,978  Applied Materials, Inc.                               24,182
            84,511  Intel Corp.                                            1,617
           516,629  Lam Research Corp.(2)                                 24,457
            33,671  Novellus Systems, Inc.(2)                              1,078
                                                                 ---------------
                                                                          80,217
                                                                 ---------------
SOFTWARE - 1.9%
           200,481  BMC Software Inc.(2)                                   6,173
         2,769,407  Microsoft Corporation                                 77,183
           185,490  Sybase, Inc.(1)(2)                                     4,689
                                                                 ---------------
                                                                          88,045
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.4%
           584,467  AutoNation, Inc.(2)                                   12,414
           430,859  Barnes & Noble Inc.                                   16,997
           280,898  Brown Shoe Company, Inc.                              11,798
           568,689  Group 1 Automotive, Inc.(1)                           22,617
                                                                 ---------------
                                                                          63,826
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.2%
           397,468  Corus Bankshares Inc.(1)                               6,781
         1,023,003  Countrywide Financial Corporation                     34,414
            70,511  Downey Financial Corp.(1)                              4,551
           573,464  IndyMac Bancorp, Inc.(1)                              18,380
         1,944,947  Washington Mutual, Inc.                               78,536
                                                                 ---------------
                                                                         142,662
                                                                 ---------------
TOBACCO - 0.2%
           114,536  Altria Group Inc.                                     10,057
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.4%
           839,757  Sprint Nextel Corp.                                   15,922
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,521,241
(Cost $3,653,856)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00% - 6.25%,
8/15/23 - 2/15/26, valued at $9,607),
in a joint trading account at 5.10%,
dated 3/30/07, due 4/2/07
(Delivery value $9,404)                                                    9,400
                                                                 ---------------
(Cost $9,400)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 8.2%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.43%, dated 3/30/07,
due 4/2/07 (Delivery value $70,032)                                       70,000

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.38%, dated 3/30/07, due 4/2/07
(Delivery value $100,827)                                                100,782

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.38%, dated 3/30/07,
due 4/2/07 (Delivery value $200,090)                                     200,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            370,782
(Cost $370,782)                                                  ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 108.0%                                   4,901,423
                                                                 ---------------
(Cost $4,034,038)

OTHER ASSETS AND LIABILITIES - (8.0)%                                  (362,505)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   4,538,918
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $362,386 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $4,045,388
                                                                 ===============
Gross tax appreciation of investments                                $  930,612
Gross tax depreciation of investments                                   (74,577)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  856,035
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL COMPANY FUND
MARCH 31, 2007

[american century investments logo and text logo]

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
AEROSPACE & DEFENSE - 1.6%
            90,013  Armor Holdings, Inc.(1)(2)                     $       6,061
           217,977  Ceradyne Inc.(1)(2)                                   11,931
           141,391  Teledyne Technologies Inc.(1)                          5,294
            54,776  United Industrial Corp.(2)                             3,024
                                                                 ---------------
                                                                          26,310
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
            79,326  EGL Inc.(1)                                            3,144
            75,458  Forward Air Corp.(2)                                   2,481
            83,000  Hub Group Inc. Cl A(1)(2)                              2,406
                                                                 ---------------
                                                                           8,031
                                                                 ---------------
AIRLINES - 0.4%
           108,965  Frontier Airlines
                    Holdings, Inc.(1)(2)                                     655
            95,936  Mesa Air Group, Inc.(1)(2)                               722
           180,413  SkyWest, Inc.(2)                                       4,841
                                                                 ---------------
                                                                           6,218
                                                                 ---------------
AUTO COMPONENTS - 0.3%
           251,938  ArvinMeritor, Inc.                                     4,598
            25,500  Shiloh Industries Inc.(2)                                288
            30,061  Standard Motor Products, Inc.                            513
                                                                 ---------------
                                                                           5,399
                                                                 ---------------
BEVERAGES(3)
             5,152  Coca-Cola Bottling Co.
                    Consolidated(2)                                          292
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
           340,219  ImClone Systems Inc.(1)(2)                            13,871
           553,780  Savient Pharmaceuticals
                    Inc.(1)(2)                                             6,656
           106,697  Trimeris, Inc.(1)(2)                                     734
            84,727  United Therapeutics Corp.(1)(2)                        4,557
                                                                 ---------------
                                                                          25,818
                                                                 ---------------
BUILDING PRODUCTS - 1.1%
           231,173  American Woodmark Corp.(2)                             8,498
           321,393  PW Eagle, Inc.(2)                                     10,619
                                                                 ---------------
                                                                          19,117
                                                                 ---------------
CAPITAL MARKETS - 1.3%
            82,635  Calamos Asset Management, Inc.
                    Cl A(2)                                                1,844
            70,050  Lazard Ltd. Cl A                                       3,515

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           644,678  SWS Group Inc.(2)                                     15,995
                                                                 ---------------
                                                                          21,354
                                                                 ---------------
CHEMICALS - 2.0%
           613,904  Celanese Corp., Series A                              18,932
            44,354  H.B. Fuller Company                                    1,210
            20,559  ICO Inc.(1)                                              126
            80,461  OM Group, Inc.(1)(2)                                   3,595
           141,709  Pioneer Companies Inc.(1)                              3,917
           186,927  Sensient Technologies Corp.(2)                         4,819
                                                                 ---------------
                                                                          32,599
                                                                 ---------------
COMMERCIAL BANKS - 4.4%
            17,156  Amcore Financial Inc.(2)                                 545
            56,136  BancFirst Corp.(2)                                     2,602
           318,567  Bank of Hawaii Corporation                            16,893
            19,445  Banner Corp.(2)                                          808
            25,242  Center Financial Corp.(2)                                499
            76,311  City Holding Company(2)                                3,087
           151,510  City National Corp.                                   11,151
           113,201  Commerce Bancshares, Inc.                              5,469
            16,928  Community Trust Bancorp Inc.(2)                          613
           175,052  East West Bancorp, Inc.                                6,437
            49,045  Financial Institutions, Inc.(2)                          984
            10,288  First Charter Corp.(2)                                   221
            15,182  First Citizens BancShares, Inc.                        3,052
            48,282  First Regional Bancorp(1)                              1,434
            34,096  FNB Corp.(2)                                             575
             2,788  Greene County Bancshares Inc.(2)                          95
            23,266  Hancock Holding Co.(2)                                 1,023
            60,747  Intervest Bancshares Corp.(1)(2)                       1,743
             7,665  NBT Bancorp Inc.(2)                                      180
            13,804  Old National Bancorp(2)                                  251
           188,675  Pacific Capital Bancorp(2)                             6,060
             3,435  Park National Corp.(2)                                   325
            29,583  Preferred Bank                                         1,160
            97,691  Prosperity Bancshares, Inc.(2)                         3,394
             5,018  Southwest Bancorp Inc.(2)                                129
             5,653  Sterling Financial Corp.(2)                              125
            24,398  Taylor Capital Group Inc.(2)                             854
            57,721  Trustmark Corp.(2)                                     1,618
             8,153  Vineyard National Bancorp(2)                             188
            56,144  Whitney Holding Corp.(2)                               1,717
             8,503  Wilshire Bancorp, Inc.(2)                                139
                                                                 ---------------
                                                                          73,371
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.6%
           125,505  AMREP Corp.(2)                                         9,695
            13,718  Clean Harbors Inc.(1)(2)                                 620
             6,247  CompX International Inc.                                 101
            20,528  COMSYS IT Partners Inc.(1)                               409
            66,264  Consolidated Graphics Inc.(1)(2)                       4,907
            72,949  Deluxe Corp.                                           2,446

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            10,873  Dun & Bradstreet Corp.                                   992
           105,502  First Consulting Group Inc.(1)(2)                        960
            66,241  Heidrick & Struggles
                    International Inc.(1)                                  3,209
           422,132  John H. Harland Company(2)                            21,626
            87,131  M&F Worldwide Corp.(1)(2)                              4,148
            44,422  Standard Parking Corp.(1)(2)                           1,571
           458,394  Volt Information
                    Sciences Inc.(1)(2)                                   12,005
           284,308  Watson Wyatt Worldwide Inc.(2)                        13,832
                                                                 ---------------
                                                                          76,521
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.8%
           295,499  C-COR Inc.(1)(2)                                       4,096
           392,701  Interdigital Communications
                    Corp.(1)(2)                                           12,437
           416,681  Polycom Inc.(1)                                       13,887
                                                                 ---------------
                                                                          30,420
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.7%
           688,641  Brocade Communications
                    Systems, Inc.(1)                                       6,555
           208,211  Cray Inc.(1)(2)                                        2,871
             4,142  Diebold, Inc.                                            198
            54,155  Imation Corporation                                    2,187
                                                                 ---------------
                                                                          11,811
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.8%
           631,478  Chicago Bridge & Iron Company
                    New York Shares                                       19,418
           368,906  EMCOR Group Inc.(1)(2)                                21,758
           292,252  Foster Wheeler Ltd.(1)                                17,065
           149,186  Perini Corp.(1)(2)                                     5,499
                                                                 ---------------
                                                                          63,740
                                                                 ---------------
CONSUMER FINANCE - 0.2%
           239,136  Rewards Network Inc.(1)(2)                             1,267
            36,430  World Acceptance Corp.(1)(2)                           1,456
                                                                 ---------------
                                                                           2,723
                                                                 ---------------
CONTAINERS & PACKAGING - 1.3%
             5,247  AEP Industries Inc.(1)(2)                                226
           588,857  Rock-Tenn Co. Cl A                                    19,550
            38,270  Silgan Holdings Inc.                                   1,956
                                                                 ---------------
                                                                          21,732
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.0%
           153,400  Coinstar Inc.(1)                                       4,801
           140,298  CPI Corp.                                              7,368
            85,478  Vertrue Inc.(1)(2)                                     4,112
                                                                 ---------------
                                                                          16,281
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.0%
            53,440  Arbinet-thexchange, Inc.(1)(2)                           338
            27,757  Atlantic Tele-Network Inc.(2)                            725
            55,301  CenturyTel Inc.                                        2,499
           501,843  Cincinnati Bell Inc.(1)(2)                             2,359
           440,551  CT Communications, Inc.(2)                            10,617
                                                                 ---------------
                                                                          16,538
                                                                 ---------------
ELECTRIC UTILITIES - 1.1%
            25,217  Allete Inc.(2)                                         1,176
           176,600  El Paso Electric Co.(1)(2)                             4,653
           333,766  UniSource Energy Corp.(2)                             12,533
                                                                 ---------------
                                                                          18,362
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
           148,157  General Cable Corp.(1)                                 7,916
           101,627  II-VI Inc.(1)(2)                                       3,440
                                                                 ---------------
                                                                          11,356
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.3%
            14,374  Agilysys Inc.(2)                                         323
           162,213  Dolby Laboratories Inc. Cl A(1)                        5,598
            14,778  Global Imaging
                    Systems, Inc.(1)(2)                                      288
           217,474  Littelfuse, Inc.(1)(2)                                 8,830
            87,943  Merix Corp.(1)(2)                                        723
            70,149  Methode Electronics, Inc.(2)                           1,036
           156,520  Planar Systems Inc.(1)(2)                              1,357
           417,774  Tech Data Corp.(1)                                    14,961
           167,169  Tessco Technologies Inc.(1)                            4,545
            55,993  TTM Technologies, Inc.(1)(2)                             534
                                                                 ---------------
                                                                          38,195
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.7%
            59,678  Bristow Group Inc.(1)(2)                               2,175
         2,523,331  Grey Wolf Inc.(1)(2)                                  16,907
           103,904  Input/Output Inc.(1)(2)                                1,432
           230,999  Matrix Service Co.(1)(2)                               4,673
            69,602  SEACOR Holdings Inc.(1)(2)                             6,849
           350,761  Trico Marine Services Inc.(1)(2)                      13,069
                                                                 ---------------
                                                                          45,105
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           253,737  Spartan Stores, Inc.(2)                                6,800
                                                                 ---------------
FOOD PRODUCTS - 2.8%
            18,661  American Dairy Inc.(1)(2)                                388
           185,067  Corn Products International Inc.                       6,587
           103,193  Delta & Pine Land Company                              4,252

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           322,795  Imperial Sugar Co.(2)                                 10,823
           106,102  Ralcorp Holdings, Inc.(1)(2)                           6,822
             7,671  Seaboard Corp.(2)                                     17,336
                                                                 ---------------
                                                                          46,208
                                                                 ---------------
GAS UTILITIES - 3.0%
           570,708  Energen Corp.                                         29,043
           174,540  Nicor Inc.(2)                                          8,451
           489,324  UGI Corp.                                             13,070
                                                                 ---------------
                                                                          50,564
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
            84,056  Cholestech Corp.(1)                                    1,449
           121,491  Conmed Corp.(1)(2)                                     3,551
           251,503  Dade Behring Holdings Inc.                            11,028
            76,981  Edwards Lifesciences
                    Corporation(1)(2)                                      3,903
            91,733  HealthTronics Inc.(1)(2)                                 494
           337,834  Kinetic Concepts Inc.(1)(2)                           17,109
           232,054  Mettler-Toledo
                    International, Inc.(1)                                20,786
           175,447  Nutraceutical
                    International Corp.(1)                                 2,895
           413,401  West Pharmaceutical
                    Services Inc.(2)                                      19,195
           101,217  Zoll Medical Corp.(1)                                  2,697
                                                                 ---------------
                                                                          83,107
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.6%
            18,834  Advocat Inc.(1)                                          241
           122,596  Alliance Imaging Inc.(1)(2)                            1,070
           637,874  AMERIGROUP Corporation(1)                             19,391
           572,283  Apria Healthcare Group Inc.(1)(2)                     18,456
           119,255  Healthspring Inc.(1)                                   2,808
           168,033  PSS World Medical Inc.(1)(2)                           3,552
           362,094  WellCare Health Plans Inc.(1)                         30,869
                                                                 ---------------
                                                                          76,387
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.5%
            55,722  AFC Enterprises, Inc.(1)(2)                            1,117
            64,139  Buffalo Wild Wings Inc.(1)(2)                          4,086
            43,457  CEC Entertainment Inc.(1)                              1,805
            66,219  Choice Hotels International Inc.                       2,346
            31,223  International Speedway Corp.                           1,614
         1,039,918  Interstate Hotels & Resorts, Inc.(1)                   6,562
           224,730  Jack in the Box Inc.(1)                               15,536
           281,376  Papa John's
                    International Inc.(1)(2)                               8,272
                                                                 ---------------
                                                                          41,338
                                                                 ---------------
HOUSEHOLD DURABLES - 1.0%
            45,467  Avatar Holdings Inc.(1)(2)                             3,248
            14,967  Helen of Troy Ltd.(1)                                    340
            10,657  NVR, Inc.(1)                                           7,086

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           108,356  Snap-on Incorporated                                   5,212
             9,372  Tempur-Pedic International Inc.(2)                       244
                                                                 ---------------
                                                                          16,130
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.3%
           394,387  McDermott International, Inc.(1)                      19,318
           261,781  Teleflex Inc.                                         17,819
            14,957  Walter Industries Inc.                                   370
                                                                 ---------------
                                                                          37,507
                                                                 ---------------
INSURANCE - 4.9%
           327,169  American Financial Group, Inc.                        11,137
            28,627  American Safety Insurance
                    Holdings, Ltd.(1)                                        546
            76,968  Argonaut Group Inc.(1)(2)                              2,491
           642,838  Aspen Insurance Holdings Ltd.                         16,848
           443,697  Endurance Specialty Holdings Ltd.                     15,858
           180,725  HCC Insurance Holdings, Inc.(2)                        5,566
            23,487  James River Group Inc.(2)                                735
           280,628  Odyssey Re Holdings Corp.                             11,031
           131,449  Philadelphia Consolidated
                    Holding Co.(1)                                         5,782
            28,647  ProCentury Corp.                                         665
            95,932  Protective Life Corporation                            4,225
            63,043  Reinsurance Group of America(2)                        3,639
            72,801  Safety Insurance Group, Inc.(2)                        2,921
             8,908  Selective Insurance Group(2)                             227
                                                                 ---------------
                                                                          81,671
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.1%
            51,765  PC Mall Inc.(1)(2)                                       516
           327,129  Priceline.com Inc.(1)(2)                              17,423
                                                                 ---------------
                                                                          17,939
                                                                 ---------------
INTERNET SOFTWARE & SERVICES(3)
            24,205  Greenfield Online, Inc.(1)                               385
            16,262  iBasis, Inc.(1)                                          179
                                                                 ---------------
                                                                             564
                                                                 ---------------
IT SERVICES - 1.7%
           730,831  Acxiom Corp.                                          15,633
           533,864  Convergys Corp.(1)                                    13,565
                                                                 ---------------
                                                                          29,198
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
           171,734  Jakks Pacific Inc.(1)(2)                               4,105
            66,755  Steinway Musical
                    Instruments, Inc.(2)                                   2,154
                                                                 ---------------
                                                                           6,259
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%
            12,559  Bio-Rad Laboratories, Inc.
                    Cl A(1)(2)                                               877
           175,610  Bruker BioSciences Corp.(1)(2)                         1,847
            11,267  Techne Corp.(1)(2)                                       643
           126,104  Varian Inc.(1)                                         7,348
                                                                 ---------------
                                                                          10,715
                                                                 ---------------
MACHINERY - 2.5%
           333,829  Accuride Corp.(1)                                      4,874
           211,351  Cummins Inc.                                          30,586
            69,391  EnPro Industries Inc.(1)(2)                            2,502
            18,746  Lydall Inc.(1)(2)                                        298
             5,054  Middleby Corp. (The)(1)(2)                               666
            59,529  Robbins & Myers Inc.(2)                                2,220
                                                                 ---------------
                                                                          41,146
                                                                 ---------------
MARINE - 0.3%
           142,257  Kirby Corporation(1)                                   4,976
                                                                 ---------------
MEDIA - 1.4%
           528,598  Lions Gate Entertainment
                    Corp.(1)(2)                                            6,037
           173,898  Lodgenet Entertainment
                    Corp.(1)(2)                                            5,342
            38,102  Meredith Corp.                                         2,187
            77,286  New Frontier Media Inc.                                  696
           566,695  Sinclair Broadcast Group, Inc.
                    Cl A(2)                                                8,754
                                                                 ---------------
                                                                          23,016
                                                                 ---------------
METALS & MINING - 3.3%
           399,491  Cleveland-Cliffs Inc.(2)                              25,571
            26,340  Metal Management Inc.(2)                               1,217
            29,986  Novamerican Steel Inc.(1)                              1,326
           622,523  Steel Dynamics Inc.                                   26,893
                                                                 ---------------
                                                                          55,007
                                                                 ---------------
MULTILINE RETAIL - 1.7%
           707,204  Big Lots, Inc.(1)(2)                                  22,121
           180,299  Dollar Tree Stores Inc.(1)                             6,895
                                                                 ---------------
                                                                          29,016
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.6%
           408,136  Frontier Oil Corp.                                    13,322
         1,012,216  Harvest Natural
                    Resources Inc.(1)(2)                                   9,859
            42,284  Holly Corp.                                            2,507
            71,713  MarkWest Hydrocarbon, Inc.(2)                          4,446
           136,934  Tesoro Corp.                                          13,752
                                                                 ---------------
                                                                          43,886
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS(3)
            39,325  Buckeye Technologies Inc.(1)(2)                          510
                                                                 ---------------
PERSONAL PRODUCTS - 2.0%
             6,665  Chattem, Inc.(1)(2)                                      393
           535,268  NBTY Inc.(1)                                          28,390
           102,721  USANA Health Sciences, Inc.(1)(2)                      4,815
                                                                 ---------------
                                                                          33,598
                                                                 ---------------
PHARMACEUTICALS - 1.1%
            26,163  Axcan Pharma Inc.(1)(2)                                  432
           642,727  King Pharmaceuticals, Inc.(1)                         12,643
           352,547  POZEN Inc.(1)(2)                                       5,200
            33,252  ViroPharma Inc.(1)(2)                                    477
                                                                 ---------------
                                                                          18,752
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 3.3%
           141,254  Capital Trust Inc. Cl A(2)                             6,437
           290,047  Cousins Properties Inc.(2)                             9,531
            27,643  Equity Lifestyle Properties, Inc.                      1,493
             7,545  Gramercy Capital Corp.(2)                                231
           836,956  NorthStar Realty Finance Corp.(2)                     12,730
            30,431  Saul Centers Inc.(2)                                   1,732
           406,250  Taubman Centers Inc.(2)                               23,558
                                                                 ---------------
                                                                          55,712
                                                                 ---------------
ROAD & RAIL - 1.4%
            62,207  Arkansas Best Corporation(2)                           2,211
           153,646  Heartland Express, Inc.(2)                             2,440
           216,688  Kansas City Southern
                    Industries, Inc.(1)(2)                                 7,710
           142,811  Knight Transportation Inc.(2)                          2,545
           151,980  Landstar System, Inc.(2)                               6,967
            65,089  Old Dominion Freight Line(1)(2)                        1,875
                                                                 ---------------
                                                                          23,748
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.7%
           160,879  Advanced Energy
                    Industries, Inc.(1)(2)                                 3,385
         1,435,547  Amkor Technology Inc.(1)(4)                           17,915
            14,947  Asyst Technologies Inc.(1)                               105
           466,233  Intevac, Inc.(1)(2)                                   12,295
           418,199  MKS Instruments, Inc.(1)(2)                           10,672
         1,756,244  ON Semiconductor Corp.(1)(2)                          15,666
            18,398  Varian Semiconductor
                    Equipment Associates, Inc.(1)(2)                         982
                                                                 ---------------
                                                                          61,020
                                                                 ---------------
SOFTWARE - 2.0%
            93,206  Ansoft Corp.(1)(2)                                     2,949
           135,389  Captaris, Inc.(1)                                        784

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           101,805  MicroStrategy Inc. Cl A(1)(2)                         12,867
           672,737  Sybase, Inc.(1)                                       17,006
            35,635  TeleCommunication Systems, Inc.
                    Cl A(1)                                                  133
                                                                 ---------------
                                                                          33,739
                                                                 ---------------
SPECIALTY RETAIL - 3.6%
           262,811  Brown Shoe Company, Inc.                              11,038
           552,271  Dress Barn Inc.(1)(2)                                 11,493
           105,798  DSW Inc. Cl A(1)(2)                                    4,466
           209,929  Group 1 Automotive, Inc.                               8,349
           231,505  Gymboree Corp.(1)(2)                                   9,276
           168,627  Jo-Ann Stores, Inc.(1)(2)                              4,595
           153,922  Mothers Work Inc.(1)(2)                                5,101
           190,888  Payless ShoeSource, Inc.(1)(2)                         6,337
                                                                 ---------------
                                                                          60,655
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
            69,012  Deckers Outdoor Corp.(1)(2)                            4,901
           184,030  Kellwood Co.(2)                                        5,398
           186,470  Maidenform Brands, Inc.(1)                             4,302
           109,700  Perry Ellis International, Inc.(1)(2)                  3,509
                                                                 ---------------
                                                                          18,110
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.7%
           138,168  BankUnited Financial Corp.
                    Cl A(2)                                                2,931
            12,734  Charter Financial Corp.                                  611
            29,286  City Bank(2)                                             940
           305,156  Corus Bankshares Inc.(2)                               5,206
           282,566  Delta Financial Corp.(2)                               2,337
           181,265  Downey Financial Corp.(2)                             11,699
           253,474  FirstFed Financial Corp.(1)(2)                        14,404
             6,646  ITLA Capital Corp.(2)                                    346
           499,139  Ocwen Financial Corp.(1)(2)                            6,424
                                                                 ---------------
                                                                          44,898
                                                                 ---------------
TOBACCO - 1.4%
           307,415  Loews Corp. - Carolina Group                          23,244
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,646,713
(Cost $1,348,935)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
Repurchase Agreement, Merrill Lynch & Co. Inc.,
(collateralized by various U.S. Treasury
obligations, 4.125%, 8/15/08, valued at
$1,836), in a joint trading account at 5.07%,
dated date 3/30/07, due 4/2/07
(Delivery value $1,801)                                                    1,800
                                                                 ---------------
(Cost $1,800)

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(5) - 15.8%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.43%, dated 3/30/07,
due 4/2/07 (Delivery value $45,020)                                       45,000

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.38%, dated 3/30/07, due 4/2/07
(Delivery value $119,073)                                                119,020

Repurchase Agreement, Credit Suisse First
Boston Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.44%, dated 3/30/07, due 4/2/07
(Delivery value $100,045)                                                100,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            264,020
(Cost $264,020)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 114.6%                                   1,912,533
                                                                 ---------------
(Cost $1,614,755)

OTHER ASSETS AND LIABILITIES - (14.6)%                                 (243,018)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,669,515
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration     Underlying Face    Unrealized
Contracts Purchased                  Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
203 Russell 2000 E-Mini Futures    June 2007         $16,384            $7
                                                 ===============================

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $258,743 (in thousands).
(3) Industry is less than 0.05% of total net assets.
(4) Security, or a portion thereof, has been segregated for futures contracts.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 1,616,645
                                                                 ===============
Gross tax appreciation of investments                               $   324,611
Gross tax depreciation of investments                                   (28,723)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   295,888
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT EQUITY GROWTH FUND
MARCH 31, 2007

[american century investments logo and text logo]

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
AEROSPACE & DEFENSE - 1.9%
             2,049  Boeing Co.                                     $     182,177
            13,106  Lockheed Martin Corp.                              1,271,544
                                                                 ---------------
                                                                       1,453,721
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
             1,010  C.H. Robinson Worldwide Inc.                          48,228
             1,718  FedEx Corporation                                    184,565
             6,127  United Parcel Service, Inc. Cl B                     429,502
                                                                 ---------------
                                                                         662,295
                                                                 ---------------
AIRLINES - 0.1%
             4,311  Southwest Airlines Co.                                63,372
                                                                 ---------------
BEVERAGES - 0.2%
               152  Anheuser-Busch Companies, Inc.                         7,670
             3,733  Coca-Cola Company (The)                              179,184
                                                                 ---------------
                                                                         186,854
                                                                 ---------------
BIOTECHNOLOGY - 2.1%
            21,765  Amgen Inc.(1)                                      1,216,228
             6,117  Biogen Idec Inc.(1)                                  271,472
             1,869  Gilead Sciences, Inc.(1)                             142,979
                                                                 ---------------
                                                                       1,630,679
                                                                 ---------------
CAPITAL MARKETS - 5.2%
             6,668  Goldman Sachs Group, Inc. (The)                    1,377,809
            14,071  Mellon Financial Corp.                               607,023
             3,560  Merrill Lynch & Co., Inc.                            290,745
            20,840  Morgan Stanley                                     1,641,358
                                                                 ---------------
                                                                       3,916,935
                                                                 ---------------
CHEMICALS - 0.7%
             7,734  Celanese Corp., Series A                             238,517
             4,217  H.B. Fuller Company(2)                               114,998
             5,386  Lyondell Chemical Co.                                161,418
                                                                 ---------------
                                                                         514,933
                                                                 ---------------
COMMERCIAL BANKS - 1.5%
               371  KeyCorp                                               13,901
             1,397  National City Corp.                                   52,038

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            30,147  Wells Fargo & Co.                                  1,037,962
                                                                 ---------------
                                                                       1,103,901
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
             1,072  Manpower Inc.(2)                                      79,081
             2,187  Waste Management, Inc.                                75,255
                                                                 ---------------
                                                                         154,336
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
            47,502  Cisco Systems Inc.(1)                              1,212,726
                15  Polycom Inc.(1)                                          500
                                                                 ---------------
                                                                       1,213,226
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.7%
               483  Dell Inc.(1)                                          11,210
            45,322  Hewlett-Packard Co.                                1,819,225
            12,318  Lexmark International, Inc.
                    Cl A(1)(2)                                           720,110
             3,466  NCR Corp.(1)                                         165,571
            13,574  Sun Microsystems, Inc.(1)                             81,580
                                                                 ---------------
                                                                       2,797,696
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.9%
            19,286  Chicago Bridge & Iron Company
                    New York Shares                                      593,045
             2,080  EMCOR Group Inc.(1)                                  122,678
                                                                 ---------------
                                                                         715,723
                                                                 ---------------
CONSUMER FINANCE - 1.4%
            13,866  American Express Co.                                 782,043
            13,097  AmeriCredit Corp.(1)(2)                              299,397
                                                                 ---------------
                                                                       1,081,440
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
             8,132  Rock-Tenn Co. Cl A                                   269,982
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.5%
            43,240  Bank of America Corp.                              2,206,105
            49,390  Citigroup Inc.                                     2,535,682
            47,234  JPMorgan Chase & Co.                               2,285,181
            14,816  McGraw-Hill
                    Companies, Inc. (The)                                931,630
                                                                 ---------------
                                                                       7,958,598
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.1%
            29,667  AT&T Inc.                                          1,169,769
               308  CenturyTel Inc.(2)                                    13,919
            10,876  Verizon Communications Inc.                          412,418
                                                                 ---------------
                                                                       1,596,106
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
             1,502  El Paso Electric Co.(1)                               39,578
                34  Entergy Corp.                                          3,567
               544  Reliant Energy Inc.(1)                                11,054
                                                                 ---------------
                                                                          54,199
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
            12,268  Acuity Brands Inc.(2)                                667,870
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
               484  Avnet Inc.(1)                                         17,492
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
             7,277  Halliburton Co.                                      230,972
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.8%
            47,439  Kroger Co. (The)                                   1,340,151
             1,540  Safeway Inc.                                          56,426
                                                                 ---------------
                                                                       1,396,577
                                                                 ---------------
FOOD PRODUCTS - 2.5%
            17,594  Campbell Soup Co.                                    685,286
            13,736  ConAgra Foods, Inc.                                  342,164
            14,794  General Mills, Inc.                                  861,307
                13  Seaboard Corp.                                        29,380
                                                                 ---------------
                                                                       1,918,137
                                                                 ---------------
GAS UTILITIES - 0.2%
             3,186  Nicor Inc.                                           154,266
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
             7,342  Baxter International Inc.                            386,703
            13,224  Becton Dickinson & Co.                             1,016,793
             7,454  Kinetic Concepts Inc.(1)                             377,471
             3,203  Mettler-Toledo
                    International, Inc.(1)(2)                            286,893
                                                                 ---------------
                                                                       2,067,860
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 5.4%
            15,388  AMERIGROUP Corporation(1)                            467,795
             3,390  Apria Healthcare Group Inc.(1)                       109,328
             3,318  Healthspring Inc.(1)                                  78,139
            21,771  Humana Inc.(1)                                     1,263,153
            19,124  McKesson Corp.                                     1,119,519
            12,495  WellCare Health Plans Inc.(1)(2)                   1,065,199
                                                                 ---------------
                                                                       4,103,133
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
            11,552  Choice Hotels International Inc.(2)                  409,287
             5,753  McDonald's Corporation                               259,173
                                                                 ---------------
                                                                         668,460
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
               155  NVR, Inc.(1)                                         103,075
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
             9,248  Colgate-Palmolive Co.                                617,674
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 3.1%
            38,807  AES Corp. (The)(1)                                   835,127
            23,109  TXU Corp.                                          1,481,287
                                                                 ---------------
                                                                       2,316,414
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.9%
            14,480  McDermott International, Inc.(1)                     709,230
                                                                 ---------------
INSURANCE - 4.9%
            19,261  American Financial Group, Inc.                       655,644
             9,356  Arch Capital Group Ltd.(1)                           638,173
            14,571  Aspen Insurance Holdings Ltd.                        381,906
            23,519  Axis Capital Holdings Limited                        796,354
            12,041  Berkley (W.R.) Corp.                                 398,798
            20,992  Endurance Specialty Holdings Ltd.                    750,254
               589  PartnerRe Ltd.(2)                                     40,370
             1,553  Philadelphia Consolidated
                    Holding Co.(1)                                        68,316
                                                                 ---------------
                                                                       3,729,815
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
             1,677  Priceline.com Inc.(1)(2)                              89,317
                                                                 ---------------
IT SERVICES - 5.1%
            31,416  Accenture Ltd. Cl A                                1,210,773
            13,182  Acxiom Corp.                                         281,963

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,493  Electronic Data Systems Corp.                        124,366
            21,178  International Business
                    Machines Corp.                                     1,996,238
             7,429  Total System Services Inc.(2)                        236,614
                                                                 ---------------
                                                                       3,849,954
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.9%
             4,667  Eastman Kodak Co.(2)                                 105,288
            21,080  Hasbro, Inc.                                         603,310
            25,661  Mattel, Inc.                                         707,473
                                                                 ---------------
                                                                       1,416,071
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
            23,206  Applera Corporation -
                    Applied Biosystems Group                             686,201
                                                                 ---------------
MACHINERY - 1.3%
             6,789  Cummins Inc.                                         982,504
                 5  Eaton Corp.                                              418
                                                                 ---------------
                                                                         982,922
                                                                 ---------------
MEDIA - 3.1%
            41,793  DIRECTV Group, Inc. (The)(1)                         964,165
             1,264  Omnicom Group Inc.(2)                                129,408
             1,640  Sinclair Broadcast
                    Group, Inc. Cl A                                      25,338
            35,055  Walt Disney Co. (The)                              1,206,943
                                                                 ---------------
                                                                       2,325,854
                                                                 ---------------
METALS & MINING - 1.6%
               313  Cleveland-Cliffs Inc.(2)                              20,035
            10,241  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                      677,853
             5,556  Nucor Corp.(2)                                       361,862
             1,296  United States Steel Corp.                            128,524
                                                                 ---------------
                                                                       1,188,274
                                                                 ---------------
MULTILINE RETAIL - 4.2%
            49,371  Big Lots, Inc.(1)(2)                               1,544,325
             9,356  Dollar Tree Stores Inc.(1)                           357,773
            16,791  Kohl's Corp.(1)                                    1,286,359
                11  Nordstrom, Inc.                                          582
                                                                 ---------------
                                                                       3,189,039
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 11.2%
            20,280  Chevron Corp.                                      1,499,909
            23,972  EnCana Corp.                                       1,213,702
            48,502  Exxon Mobil Corp.                                  3,659,477
            12,363  Marathon Oil Corp.                                 1,221,835

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,842  Tesoro Corp.                                         586,712
             4,497  Valero Energy Corp.                                  290,012
                                                                 ---------------
                                                                       8,471,647
                                                                 ---------------
PERSONAL PRODUCTS - 0.7%
            10,491  NBTY Inc.(1)(2)                                      556,443
                                                                 ---------------
PHARMACEUTICALS - 3.0%
            25,091  Merck & Co., Inc.                                  1,108,269
            46,922  Pfizer Inc.                                        1,185,250
                                                                 ---------------
                                                                       2,293,519
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
             8,103  Potlatch Corp.(2)                                    370,955
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.2%
             1,287  Jones Lang LaSalle Inc.                              134,208
                                                                 ---------------
ROAD & RAIL - 0.7%
             2,067  Burlington Northern
                    Santa Fe Corp.                                       166,249
             2,420  CSX Corporation                                       96,921
             2,173  Norfolk Southern Corp.                               109,954
             1,548  Union Pacific Corp.                                  157,199
                                                                 ---------------
                                                                         530,323
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.9%
            27,322  Amkor Technology Inc.(1)(2)                          340,979
            24,524  Applied Materials, Inc.(2)                           449,280
               380  Intel Corp.                                            7,269
             2,916  Lam Research Corp.(1)(2)                             138,043
             4,736  MEMC Electronic Materials Inc.(1)                    286,907
             2,417  Novellus Systems, Inc.(1)                             77,392
             3,179  ON Semiconductor Corp.(1)(2)                          28,357
             1,586  Varian Semiconductor
                    Equipment Associates, Inc.(1)                         84,661
                                                                 ---------------
                                                                       1,412,888
                                                                 ---------------
SOFTWARE - 0.8%
            19,141  BMC Software Inc.(1)                                 589,351
             1,100  Microsoft Corporation                                 30,657
                37  Oracle Corp.(1)                                          671
                                                                 ---------------
                                                                         620,679
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
             3,355  American Eagle Outfitters, Inc.                      100,616

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,474  AutoZone, Inc.(1)                                    701,439
             3,392  Brown Shoe Company, Inc.                             142,464
             1,915  Group 1 Automotive, Inc.                              76,160
             5,615  Gymboree Corp.(1)(2)                                 224,993
             5,666  Office Depot, Inc.(1)                                199,103
               483  OfficeMax Inc.                                        25,473
                                                                 ---------------
                                                                       1,470,248
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.3%
               202  Countrywide Financial Corporation                      6,795
               651  Downey Financial Corp.(2)                             42,016
             6,909  FirstFed Financial Corp.(1)(2)                       392,639
             3,962  Freddie Mac                                          235,699
             7,269  Washington Mutual, Inc.                              293,522
                                                                 ---------------
                                                                         970,671
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
             4,399  Telephone & Data Systems, Inc.                       262,268
                                                                 ---------------
TOTAL COMMON STOCKS                                                   74,896,452
(Cost $67,897,091)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 2.375%, 4/15/11,
valued at $715,009), in a joint trading account
at 5.10%, dated 3/30/07, due 4/2/07
(Delivery value $700,297)                                                700,000
(Cost $700,000)                                                  ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 9.5%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.38%,
dated 3/30/07, due 4/2/07
(Delivery value $7,216,790)                                            7,213,556
(Cost $7,213,556)                                                ---------------

TOTAL INVESTMENT SECURITIES - 109.1%                                  82,810,008
(Cost $75,810,647)                                               ---------------

OTHER ASSETS AND LIABILITIES - (9.1)%                                (6,907,103)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  75,902,905
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $7,047,567.
(3) Industry is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $76,063,656
                                                                 ===============
Gross tax appreciation of investments                               $ 7,836,516
Gross tax depreciation of investments                                (1,090,164)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 6,746,352
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT SMALL COMPANY FUND
MARCH 31, 2007

[american century investments logo and text logo]

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
AEROSPACE & DEFENSE - 1.5%
             1,019  Armor Holdings, Inc.(1)(2)                     $      68,609
             2,520  Ceradyne Inc.(1)(2)                                  137,945
             1,554  Teledyne Technologies Inc.(1)                         58,182
               564  United Industrial Corp.(2)                            31,133
                                                                 ---------------
                                                                         295,869
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
               912  EGL Inc.(1)(2)                                        36,143
               774  Forward Air Corp.(2)                                  25,449
               918  Hub Group Inc. Cl A(1)(2)                             26,613
                                                                 ---------------
                                                                          88,205
                                                                 ---------------
AIRLINES - 0.4%
             1,117  Frontier Airlines
                    Holdings, Inc.(1)(2)                                   6,713
             1,300  Mesa Air Group, Inc.(1)                                9,789
             2,305  SkyWest, Inc.                                         61,843
                                                                 ---------------
                                                                          78,345
                                                                 ---------------
AUTO COMPONENTS - 0.3%
             3,054  ArvinMeritor Inc.                                     55,735
               270  Shiloh Industries Inc.                                 3,046
               498  Standard Motor Products, Inc.                          8,501
                                                                 ---------------
                                                                          67,282
                                                                 ---------------
BEVERAGES(3)
               135  Coca-Cola Bottling Co.
                    Consolidated(2)                                        7,645
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
             3,996  ImClone Systems Inc.(1)(2)                           162,917
             6,262  Savient Pharmaceuticals
                    Inc.(1)(2)                                            75,269
             1,437  Trimeris, Inc.(1)(2)                                   9,887
             1,040  United Therapeutics Corp.(1)(2)                       55,931
                                                                 ---------------
                                                                         304,004
                                                                 ---------------
BUILDING PRODUCTS - 1.1%
             2,693  American Woodmark Corp.                               98,995
             3,751  PW Eagle, Inc.                                       123,933
                                                                 ---------------
                                                                         222,928
                                                                 ---------------
CAPITAL MARKETS - 1.3%
               971  Calamos Asset Management, Inc.
                    Cl A                                                  21,673
               896  Lazard Ltd. Cl A(2)                                   44,961
             7,605  SWS Group Inc.                                       188,680
                                                                 ---------------
                                                                         255,314
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CHEMICALS - 1.9%
             7,204  Celanese Corp., Series A                             222,172
               433  H.B. Fuller Company(2)                                11,808
               871  OM Group, Inc.(1)                                     38,916
             1,727  Pioneer Companies Inc.(1)                             47,734
             2,362  Sensient Technologies Corp.                           60,892
                                                                 ---------------
                                                                         381,522
                                                                 ---------------
COMMERCIAL BANKS - 4.4%
               320  Amcore Financial Inc.                                 10,160
               751  Bancfirst Corp.                                       34,809
             3,741  Bank of Hawaii Corporation                           198,384
               275  Banner Corp.                                          11,426
               136  Center Financial Corp.(2)                              2,689
             1,115  City Holding Company(2)                               45,102
             1,719  City National Corp.(2)                               126,517
             1,485  Commerce Bancshares, Inc.                             71,740
               152  Community Trust Bancorp Inc.(2)                        5,507
             2,033  East West BanCorp, Inc.                               74,753
               393  Financial Institutions, Inc.(2)                        7,888
               234  First Charter Corp.(2)                                 5,031
               193  First Citizens BancShares, Inc.                       38,793
               508  First Regional Bancorp(1)(2)                          15,088
               589  FNB Corp.                                              9,925
               271  Hancock Holding Co.(2)                                11,919
               608  Intervest Bancshares Corp.(1)(2)                      17,450
               157  NBT Bancorp Inc.                                       3,679
               206  Old National Bancorp(2)                                3,745
             2,198  Pacific Capital Bancorp                               70,600
                49  Park National Corp.                                    4,630
               357  Preferred Bank                                        13,998
             1,017  Prosperity Bancshares, Inc.                           35,331
               177  Sterling Financial Corp.                               3,929
               345  Taylor Capital Group Inc.                             12,075
               604  Trustmark Corp.(2)                                    16,936
               667  Whitney Holding Corp.                                 20,397
                                                                 ---------------
                                                                         872,501
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.7%
             1,496  AMREP Corp.(2)                                       115,566
               146  Clean Harbors Inc.(1)                                  6,602
                 4  CompX International Inc.                                  65
               404  COMSYS IT Partners Inc.(1)                             8,040
               824  Consolidated Graphics Inc.(1)                         61,017
               947  Deluxe Corp.                                          31,753
               219  Dun & Bradstreet Corp.(2)                             19,973
             1,330  First Consulting Group Inc.(1)(2)                     12,103
               779  Heidrick & Struggles
                    International Inc.(1)                                 37,743
             5,009  John H. Harland Company                              256,610
             1,103  M&F Worldwide Corp.(1)(2)                             52,514
               461  Standard Parking Corp.(1)(2)                          16,306
             5,182  Volt Information
                    Sciences Inc.(1)(2)                                  135,716
             3,410  Watson Wyatt Worldwide Inc.                          165,896
                                                                 ---------------
                                                                         919,904
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.8%
             3,512  C-COR Inc.(1)                                         48,676
             4,536  Interdigital Communications
                    Corp.(1)(2)                                          143,655
             4,833  Polycom Inc.(1)(2)                                   161,084
                                                                 ---------------
                                                                         353,415
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
             8,169  Brocade Communications
                    System(1)                                             77,769
             2,662  Cray Inc.(1)                                          36,709
               193  Diebold, Inc.(2)                                       9,208
               728  Imation Corporation                                   29,397
                                                                 ---------------
                                                                         153,083
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.8%
             7,396  Chicago Bridge & Iron Company
                    New York Shares                                      227,427
             4,335  EMCOR Group Inc.(1)                                  255,678
             3,445  Foster Wheeler Ltd.(1)                               201,154
             1,751  Perini Corp.(1)                                       64,542
                                                                 ---------------
                                                                         748,801
                                                                 ---------------
CONSUMER FINANCE - 0.2%
             2,765  Rewards Network Inc.(1)(2)                            14,655
               426  World Acceptance Corp.(1)(2)                          17,018
                                                                 ---------------
                                                                          31,673
                                                                 ---------------
CONTAINERS & PACKAGING - 1.3%
                86  AEP Industries Inc.(1)                                 3,698
             6,866  Rock-Tenn Co. Cl A                                   227,951
               479  Silgan Holdings Inc.                                  24,482
                                                                 ---------------
                                                                         256,131
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.0%
             1,841  Coinstar Inc.(1)                                      57,623
             1,645  CPI Corp.                                             86,379
               998  Vertrue Inc.(1)(2)                                    48,014
                                                                 ---------------
                                                                         192,016
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.9%
               434  Arbinet-thexchange, Inc.(1)                            2,743
               180  Atlantic Tele-Network Inc.                             4,703
               582  CenturyTel Inc.                                       26,301
             5,864  Cincinnati Bell Inc.(1)                               27,561
             5,116  CT Communications, Inc.                              123,295
                                                                 ---------------
                                                                         184,603
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.4%
               658  Allete Inc.                                           30,676
             2,588  El Paso Electric Co.(1)                               68,194
             4,491  UniSource Energy Corp.                               168,637
                                                                 ---------------
                                                                         267,507
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
             1,766  General Cable Corp.(1)                                94,358
             1,237  II-VI Inc.(1)(2)                                      41,872
                                                                 ---------------
                                                                         136,230
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.3%
               252  Agilysys Inc.                                          5,662
             1,809  Dolby Laboratories Inc. Cl A(1)                       62,429
             2,524  Littelfuse, Inc.(1)(2)                               102,474
             1,052  Merix Corp.(1)                                         8,647
             1,019  Methode Electronics, Inc.(2)                          15,051
             1,491  Planar Systems Inc.(1)                                12,927
             4,997  Tech Data Corp.(1)                                   178,943
             1,945  Tessco Technologies Inc.(1)                           52,885
               711  TTM Technologies, Inc.(1)                              6,783
                                                                 ---------------
                                                                         445,801
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.7%
               664  Bristow Group Inc.(1)                                 24,203
            29,745  Grey Wolf Inc.(1)(2)                                 199,291
             1,120  Input/Output Inc.(1)(2)                               15,434
             2,773  Matrix Service Co.(1)(2)                              56,098
               818  SEACOR Holdings Inc.(1)(2)                            80,491
             4,144  Trico Marine Services Inc.(1)                        154,405
                                                                 ---------------
                                                                         529,922
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
             3,012  Spartan Stores, Inc.                                  80,722
                                                                 ---------------
FOOD PRODUCTS - 2.8%
               195  American Dairy Inc.(1)(2)                              4,052
             2,139  Corn Products International Inc.                      76,127
             1,295  Delta and Pine Land Company                           53,354
             3,947  Imperial Sugar Co.(2)                                132,343
             1,281  Ralcorp Holdings, Inc.(1)                             82,368
                90  Seaboard Corp.                                       203,400
                                                                 ---------------
                                                                         551,644
                                                                 ---------------
GAS UTILITIES - 3.1%
             6,819  Energen Corp.                                        347,019
             2,259  Nicor Inc.(2)                                        109,381
             5,644  UGI Corp.                                            150,751
                                                                 ---------------
                                                                         607,151
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
             1,038  Cholestech Corp.(1)                                   17,895
             1,607  Conmed Corp.(1)(2)                                    46,973
             2,984  Dade Behring Holdings Inc.                           130,848
             1,032  Edwards Lifesciences
                    Corporation(1)(2)                                     52,322
             1,179  HealthTronics Inc.(1)(2)                               6,355
             4,067  Kinetic Concepts Inc.(1)                             205,953
             2,715  Mettler-Toledo
                    International, Inc.(1)(2)                            243,182
             1,919  Nutraceutical
                    International Corp.(1)                                31,664
             4,850  West Pharmaceutical
                    Services Inc.(2)                                     225,186
             1,079  Zoll Medical Corp.(1)                                 28,755
                                                                 ---------------
                                                                         989,133
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.6%
               340  Advocat Inc.(1)                                        4,342
             1,675  Alliance Imaging Inc.(1)                              14,623
             7,486  AMERIGROUP Corporation(1)                            227,574
             6,737  Apria Healthcare Group Inc.(1)                       217,268
             1,536  Healthspring Inc.(1)                                  36,173
             2,047  PSS World Medical Inc.(1)(2)                          43,274
             4,301  WellCare Health Plans Inc.(1)(2)                     366,660
                                                                 ---------------
                                                                         909,914
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
               902  AFC Enterprises, Inc.(1)(2)                           18,085
               817  Buffalo Wild Wings Inc.(1)                            52,043
               644  CEC Entertainment Inc.(1)                             26,752
               857  Choice Hotels International Inc.                      30,364
               353  International Speedway Corp.                          18,250
            12,162  Interstate Hotels &
                    Resorts, Inc.(1)                                      76,742
             2,721  Jack in the Box Inc.(1)                              188,102
             3,369  Papa John's
                    International Inc.(1)(2)                              99,049
                                                                 ---------------
                                                                         509,387
                                                                 ---------------
HOUSEHOLD DURABLES - 1.0%
               569  Avatar Holdings Inc.(1)                               40,649
               271  Helen of Troy Ltd.(1)                                  6,154
               126  NVR, Inc.(1)                                          83,791
             1,264  Snap-on Incorporated                                  60,798
               147  Tempur-Pedic International Inc.(2)                     3,821
                                                                 ---------------
                                                                         195,213
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.3%
             5,041  McDermott International, Inc.(1)                     246,907
             3,096  Teleflex Inc.                                        210,745
               198  Walter Industries Inc.                                 4,901
                                                                 ---------------
                                                                         462,553
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INSURANCE - 5.1%
             4,132  American Financial Group, Inc.                       140,653
               158  American Safety Insurance
                    Holdings Ltd.(1)                                       3,011
               924  Argonaut Group Inc.(1)(2)                             29,901
             7,799  Aspen Insurance Holdings Ltd.                        204,411
             5,330  Endurance Specialty Holdings Ltd.                    190,494
             2,013  HCC Insurance Holdings, Inc.                          62,000
               215  James River Group Inc.                                 6,732
             3,522  Odyssey Re Holdings Corp.                            138,450
             1,504  Philadelphia Consolidated
                    Holding Co.(1)                                        66,161
               195  ProCentury Corp.                                       4,524
             1,667  Protective Life Corporation                           73,415
               815  Reinsurance Group of America(2)                       47,042
               728  Safety Insurance Group, Inc.(2)                       29,207
               248  Selective Insurance Group                              6,314
                                                                 ---------------
                                                                       1,002,315
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
               374  PC Mall Inc.(1)(2)                                     3,729
             3,741  Priceline.com Inc.(1)(2)                             199,245
                                                                 ---------------
                                                                         202,974
                                                                 ---------------
INTERNET SOFTWARE & SERVICES(3)
               264  Greenfield Online, Inc.(1)                             4,198
                                                                 ---------------
IT SERVICES - 1.8%
             8,645  Acxiom Corp.                                         184,916
             6,382  Convergys Corp.(1)                                   162,167
                                                                 ---------------
                                                                         347,083
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
             1,990  Jakks Pacific Inc.(1)(2)                              47,561
               783  Steinway Musical Instruments                          25,267
                                                                 ---------------
                                                                          72,828
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.7%
               119  Bio-Rad Laboratories, Inc. Cl A(1)                     8,311
             2,272  Bruker BioSciences Corp.(1)                           23,901
               268  Techne Corp.(1)                                       15,303
             1,510  Varian Inc.(1)(2)                                     87,973
                                                                 ---------------
                                                                         135,488
                                                                 ---------------
MACHINERY - 2.5%
             4,283  Accuride Corp.(1)                                     62,532
             2,478  Cummins Inc.                                         358,616
               948  EnPro Industries Inc.(1)(2)                           34,175
                37  Middleby Corp. (The)(1)(2)                             4,878
               745  Robbins & Myers Inc.                                  27,781
                                                                 ---------------
                                                                         487,982
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MARINE - 0.3%
             1,582  Kirby Corporation(1)                                  55,338
                                                                 ---------------
MEDIA - 1.5%
             6,685  Lions Gate Entertainment Corp.(1)                     76,343
             2,053  Lodgenet Entertainment
                    Corp.(1)(2)                                           63,068
               579  Meredith Corp.                                        33,229
               473  New Frontier Media Inc.                                4,257
             7,183  Sinclair Broadcast Group, Inc.
                    Cl A                                                 110,977
                                                                 ---------------
                                                                         287,874
                                                                 ---------------
METALS & MINING - 3.2%
             4,666  Cleveland-Cliffs Inc.(2)                             298,671
               261  Metal Management Inc.                                 12,058
               267  Novamerican Steel Inc.(1)                             11,807
             7,347  Steel Dynamics Inc.                                  317,390
                                                                 ---------------
                                                                         639,926
                                                                 ---------------
MULTILINE RETAIL - 1.7%
             8,280  Big Lots, Inc.(1)(2)                                 258,999
             2,076  Dollar Tree Stores Inc.(1)                            79,386
                                                                 ---------------
                                                                         338,385
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.6%
             4,729  Frontier Oil Corp.                                   154,355
            11,982  Harvest Natural Resources Inc.(1)                    116,705
               523  Holly Corp.                                           31,014
               857  MarkWest Hydrocarbon, Inc.(2)                         53,134
             1,630  Tesoro Corp.                                         163,700
                                                                 ---------------
                                                                         518,908
                                                                 ---------------
PAPER & FOREST PRODUCTS(3)
               299  Buckeye Technologies Inc.(1)                           3,881
                                                                 ---------------
PERSONAL PRODUCTS - 2.0%
               101  Chattem, Inc.(1)                                       5,953
             6,234  NBTY Inc.(1)                                         330,651
             1,248  USANA Health Sciences, Inc.(1)(2)                     58,494
                                                                 ---------------
                                                                         395,098
                                                                 ---------------
PHARMACEUTICALS - 1.2%
               348  Axcan Pharma Inc.(1)                                   5,745
             8,542  King Pharmaceuticals, Inc.(1)                        168,021
             4,152  POZEN Inc.(1)(2)                                      61,242
               416  ViroPharma Inc.(1)(2)                                  5,970
                                                                 ---------------
                                                                         240,978
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 3.3%
             1,651  Capital Trust Inc. Cl A(2)                            75,236
             3,274  Cousins Properties Inc.(2)                           107,584
               292  Equity Lifestyle Properties, Inc.                     15,771
               114  Gramercy Capital Corp.(2)                              3,498
             9,783  NorthStar Realty Finance Corp.(2)                    148,799
               388  Saul Centers Inc.                                     22,077
             4,774  Taubman Centers Inc.                                 276,844
                                                                 ---------------
                                                                         649,809
                                                                 ---------------
ROAD & RAIL - 1.4%
               721  Arkansas Best Corporation(2)                          25,632
             1,726  Heartland Express, Inc.(2)                            27,409
             2,485  Kansas City Southern
                    Industries, Inc.(1)(2)                                88,416
             1,639  Knight Transportation Inc.(2)                         29,207
             1,732  Landstar System, Inc.(2)                              79,395
               687  Old Dominion Freight Line(1)                          19,792
                                                                 ---------------
                                                                         269,851
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.7%
             1,880  Advanced Energy
                    Industries, Inc.(1)                                   39,555
            16,726  Amkor Technology Inc.(1)(2)                          208,741
             5,602  Intevac, Inc.(1)(2)                                  147,725
             4,844  MKS Instruments, Inc.(1)                             123,619
            21,402  ON Semiconductor Corp.(1)(2)                         190,906
               217  Varian Semiconductor Equipment
                    Associates, Inc.(1)                                   11,583
                                                                 ---------------
                                                                         722,129
                                                                 ---------------
SOFTWARE - 2.0%
             1,205  Ansoft Corp.(1)                                       38,126
               892  Captaris, Inc.(1)                                      5,165
             1,189  MicroStrategy Inc. Cl A(1)(2)                        150,278
             8,006  Sybase, Inc.(1)                                      202,391
                                                                 ---------------
                                                                         395,960
                                                                 ---------------
SPECIALTY RETAIL - 3.7%
             3,037  Brown Shoe Company, Inc.                             127,554
             6,439  Dress Barn Inc.(1)(2)                                133,995
             1,228  DSW Inc. Cl A(1)                                      51,834
             2,492  Group 1 Automotive, Inc.                              99,107
             2,871  Gymboree Corp.(1)                                    115,041
             2,295  Jo-Ann Stores, Inc.(1)(2)                             62,539
             1,770  Mothers Work Inc.(1)(2)                               58,658
             2,202  Payless ShoeSource, Inc.(1)(2)                        73,106
                                                                 ---------------
                                                                         721,834
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
               934  Deckers Outdoor Corp.(1)                              66,333
             1,916  Kellwood Co.(2)                                       56,196
             2,018  Maidenform Brands, Inc.(1)                            46,555

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,423  Perry Ellis International, Inc.(1)                    45,522
                                                                 ---------------
                                                                         214,606
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.7%
             1,715  BankUnited Financial Corp.
                    Cl A(2)                                               36,375
               314  Charter Financial Corp.                               15,072
               328  City Bank(2)                                          10,532
             3,642  Corus Bankshares Inc.                                 62,133
             3,358  Delta Financial Corp.(2)                              27,771
             2,158  Downey Financial Corp.(2)                            139,277
             2,965  FirstFed Financial Corp.(1)(2)                       168,501
               102  ITLA Capital Corp.                                     5,306
             5,446  Ocwen Financial Corp.(1)(2)                           70,090
                                                                 ---------------
                                                                         535,057
                                                                 ---------------
TOTAL COMMON STOCKS                                                   19,340,920
(Cost $17,212,559)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.0%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 2.375%, 4/15/11,
valued at $204,288), in a joint trading
account at 5.10%, dated 3/30/07,
due 4/2/07 (Delivery value $200,085)                                     200,000
                                                                 ---------------
(Cost $200,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 31.2%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.38%, dated 3/30/07, due 4/2/07
(Delivery value $6,153,405)                                            6,150,648
                                                                 ---------------
(Cost $6,150,648)

TOTAL INVESTMENT SECURITIES - 130.3%                                  25,691,568
                                                                 ---------------
(Cost $23,563,207)

OTHER ASSETS AND LIABILITIES - (30.3)%                               (5,972,522)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  19,719,046
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $6,022,235.
(3) Industry is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $23,745,894
                                                                 ===============
Gross tax appreciation of investments                               $ 2,400,746
Gross tax depreciation of investments                                  (455,072)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 1,945,674
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GOLD FUND
MARCH 31, 2007

[american century investments logo and text logo]

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS- 99.8%
AUSTRALIA - 12.1%
         2,954,100  Bendigo Mining Ltd.(1)(2)                     $      956,370
         1,273,888  Bolnisi Gold NL(1)(2)                              3,051,823
         3,391,000  Citigold Corp. Ltd.(1)                             1,166,415
           618,600  Equigold NL                                          818,585
           154,650  Equigold NL Warrants(1)                               32,543
           479,749  GRD Ltd.                                             838,693
         1,000,200  Herald Resources Ltd.(1)                             866,178
           565,000  Independence Group NL(2)                           2,272,695
           974,202  Kingsgate Consolidated Ltd.(2)                     3,745,234
        15,407,508  Lihir Gold Limited(1)(2)                          40,652,420
           172,200  Moto Goldmines Ltd.(1)(2)                            733,243
         2,107,662  Newcrest Mining Limited(2)                        40,581,845
         1,866,200  Oceana Gold Ltd.(1)(2)                             1,125,255
         5,278,508  Oxiana Ltd.(2)                                    12,004,771
         4,558,400  Pan Australian Resources Ltd.(1)                   1,604,863
         5,823,400  Perseverance Corp. Ltd.(1)                         1,743,872
           677,711  Resolute Mining Limited(1)(2)                        756,937
         1,200,000  Sino Gold Mining Ltd.(1)(2)                        6,079,837
         2,376,600  St. Barbara Ltd.(1)(2)                             1,009,838
         1,253,700  Western Areas NL(1)(2)                             4,911,061
                                                                 ---------------
                                                                     124,952,478
                                                                 ---------------
CANADA - 58.7%
           201,888  Agnico-Eagle Mines Ltd.                            7,148,632
         1,060,600  Agnico-Eagle Mines Ltd. New York
                    Shares(2)                                         37,566,452
           497,900  Alamos Gold Inc.(1)                                3,173,675
           568,400  Apollo Gold Corporation(1)(2)                        290,830
           221,100  Aquiline Resources Inc.(1)                         1,601,062
           354,100  Arizona Star Resource Corp.(1)                     4,207,068
         2,250,800  Aurizon Mines Ltd.(1)                              7,905,420
           798,700  Banro Corp.(1)                                     8,665,109
         2,802,212  Barrick Gold Corp.                                80,003,153
         2,089,200  Centerra Gold Inc.(1)(2)                          19,168,967
         3,507,400  Crystallex International
                    Corporation(1)                                    12,866,449
           526,700  Cumberland Resources Ltd.(1)                       3,444,036
         3,747,300  Eldorado Gold Corporation(1)                      21,935,890
           150,700  European Goldfields Ltd.(1)                          725,336
           530,700  Gabriel Resources Ltd.(1)                          1,979,022
           621,100  Gammon Lake Resources Inc.(1)                     10,934,290
           347,300  GBS Gold International Inc.(1)                       936,695
         2,008,600  Glencairn Gold Corp.(1)                            1,045,148
           245,500  Gold Eagle Mines Ltd.(1)                           1,924,655
           340,400  Gold Reserve Inc.(1)(2)                            2,335,065
         1,397,900  Gold Reserve Inc.
                    New York Shares(1)                                 9,379,909
         3,263,492  Goldcorp Inc.(2)                                  78,424,563
            70,100  Goldcorp Inc. New York Shares                      1,683,802
             6,500  Goldcorp Inc. Warrants(1)                             72,717
         2,280,500  Golden Star Resources Ltd.(1)(2)                  10,027,001
         1,173,200  Great Basin Gold Ltd.(1)                           2,360,441
         2,065,000  High River Gold Mines Ltd.(1)                      3,850,273
         3,811,855  IAMGOLD Corporation                               29,454,191
           552,700  International Minerals Corp.(1)                    2,727,312
           233,600  International Royalty Corp.                        1,367,444
           240,000  Ivanhoe Mines Ltd.(1)                              2,809,817

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           250,200  Jaguar Mining Inc.(1)                              1,338,769
         5,929,704  Kinross Gold Corp.(1)(2)                          81,969,962
           461,757  Kinross Gold Corp.
                    New York Shares(1)(2)                              6,367,629
           483,800  Kirkland Lake Gold Inc.(1)                         4,149,494
           720,800  Metallica Resources Inc.(1)(2)                     3,700,578
           863,400  Minefinders Corporation Ltd.(1)                   10,228,119
         3,573,200  Miramar Mining Corp.(1)                           16,888,336
         1,502,800  Nevsun Resources Ltd.(1)(2)                        3,166,945
         2,000,000  North American
                    Tungsten Corp.(1)(2)                               2,220,102
           644,300  Northern Orion Resources Inc.(1)                   2,581,447
           687,500  Northern Orion Resources Inc.
                    Warrants(1)                                        1,681,337
         2,291,800  Northgate Minerals Corp.(1)(2)                     8,089,174
           647,500  Novagold Resources Inc.(1)(2)                     10,975,125
         1,253,300  Orezone Resources Inc.(1)                          2,575,944
           913,010  Premier Gold Mines Ltd.(1)                         1,702,343
        11,372,900  Queenstake Resources Ltd.(1)                       1,528,748
           344,300  Red Back Mining Inc.(1)                            1,361,554
         1,100,000  Rio Narcea Gold Mines, Ltd.(1)(2)                  4,311,855
         2,000,000  SEMAFO Inc.(1)                                     3,208,742
           155,000  Silvercorp Metals Inc.(1)                          2,486,775
           500,000  SouthernEra Diamonds Inc.(1)                         171,277
           378,500  Southwestern Resources Corp.(1)                    2,602,988
           332,600  StrataGold Corp.(1)                                  219,214
           312,200  Tanzanian Royalty
                    Exploration Corp.(1)(2)                            1,608,246
           821,200  Taseko Mines Ltd.(1)(2)                            2,150,745
           147,700  Uruguay Mineral Exploration Inc.                     448,313
            39,300  Virginia Mines Inc.(1)                               182,339
         1,304,300  Wolfden Resources Inc.(2)                          4,241,718
         3,687,878  Yamana Gold Inc.                                  53,378,444
                                                                 ---------------
                                                                     605,550,686
                                                                 ---------------
SOUTH AFRICA - 15.1%
           574,402  AngloGold Ashanti Limited                         25,606,040
           798,976  AngloGold Ashanti Limited ADR(2)                  35,626,340
         3,654,150  DRDGOLD Limited ADR(1)(2)                          2,448,281
         2,413,810  Gold Fields Limited(2)                            44,556,046
           696,300  Gold Fields Limited ADR(2)                        12,867,624
         1,713,350  Harmony Gold Mining Co.
                    Limited(1)(2)                                     23,816,950
           782,800  Harmony Gold Mining Co.
                    Limited ADR(1)(2)                                 10,880,920
                                                                 ---------------
                                                                     155,802,201
                                                                 ---------------
SWEDEN - 0.1%
           325,900  ScanMining AB(1)                                     594,938
                                                                 ---------------
UNITED KINGDOM - 2.4%
           165,200  Celtic Resources Holdings plc(1)                     614,716
           750,000  Oriel Resources plc(1)                               734,105
           974,800  Randgold Resources
                    Limited ADR(2)                                    23,307,467
                                                                 ---------------
                                                                      24,656,288
                                                                 ---------------
UNITED STATES - 11.4%
           982,600  Coeur d'Alene Mines
                    Corporation(1)(2)                                  4,038,486
            71,500  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    4,732,585
           692,400  Meridian Gold Inc.(1)                             17,701,806

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           480,100  Meridian Gold Inc.
                    New York Shares(1)(2)                             12,256,953
         1,672,114  Newmont Mining Corporation                        70,212,066
           281,400  Royal Gold, Inc.(2)                                8,470,140
                                                                 ---------------
                                                                     117,412,036
                                                                 ---------------
TOTAL COMMON STOCKS & WARRANTS                                     1,028,968,627
(Cost $540,638,529)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00% - 6.25%,
8/15/23 - 2/15/26, valued at $2,555,084),
in a joint trading account at 5.10%,
dated 3/30/07, due 4/2/07
(Delivery value $2,501,063)                                            2,500,000
                                                                 ---------------
(Cost $2,500,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 17.8%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.43%, dated 3/30/07,
due 4/2/07 (Delivery value $30,013,575)                               30,000,000

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.38%,
dated 3/30/07, due 4/2/07
(Delivery value $28,650,854)                                          28,638,015

Repurchase Agreement, Credit Suisse First
Boston Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.44%,
dated 3/30/07, due 4/2/07
(Delivery value $50,022,667)                                          50,000,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.44%, dated 3/30/07, due 4/2/07
(Delivery value $75,034,000)                                          75,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        183,638,015
(Cost $183,638,015)                                              ---------------

TOTAL INVESTMENT SECURITIES - 117.8%                               1,215,106,642
                                                                 ---------------
(Cost $726,776,544)

OTHER ASSETS AND LIABILITIES - (17.8)%                             (183,194,844)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,031,911,798
                                                                 ===============

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $176,893,245.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of fair valued securities as of March 31, 2007, was
$93,979,036, which represented 9.1% of total net assets.

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $737,102,339
                                                                 ===============
Gross tax appreciation of investments                              $505,283,629
Gross tax depreciation of investments                               (27,279,326)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $478,004,303
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
UTILITIES FUND
MARCH 31, 2007

[american century investments logo and text logo]

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
COMMUNICATIONS EQUIPMENT - 0.5%
            82,000  Nokia Oyj ADR                                  $   1,879,441
                                                                 ---------------
DIVERSIFIED METALS & MINING - 0.4%
           487,800  Macarthur Coal Ltd. ORD(1)                         1,871,357
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 14.2%
           621,616  AT&T Inc.                                         24,510,320
            34,000  CenturyTel Inc.                                    1,536,460
           328,980  Citizens Communications
                    Company                                            4,918,251
            60,800  CT Communications, Inc.(1)                         1,465,280
            61,467  Embarq Corp.                                       3,463,665
           662,100  Qwest Communications
                    International Inc.(1)(2)                           5,952,279
           389,599  Verizon Communications Inc.                       14,773,594
           176,645  Windstream Corp.                                   2,594,915
                                                                 ---------------
                                                                      59,214,764
                                                                 ---------------
ELECTRIC UTILITIES - 19.6%
           184,040  American Electric Power                            8,971,950
           224,704  Duke Energy Corp.                                  4,559,244
           159,000  Edison International                               7,811,670
             3,300  EDP - Energias de Portugal,
                    SA ADR                                               177,111
           906,300  EDP - Energias de Portugal,
                    SA ORD(1)                                          4,865,844
            65,800  Entergy Corp.                                      6,903,736
           122,700  Exelon Corporation                                 8,430,717
           140,900  FirstEnergy Corp.                                  9,333,216
           176,100  FPL Group, Inc.                                   10,772,038
           110,800  Pinnacle West Capital Corp.                        5,346,100
           203,700  PPL Corporation                                    8,331,330
             2,142  Scottish Power plc ADR                               134,496
           236,469  Scottish Power plc ORD                             3,721,927
            57,200  Southern Co.                                       2,096,380
                                                                 ---------------
                                                                      81,455,759
                                                                 ---------------
GAS UTILITIES - 8.5%
           149,500  AGL Resources Inc.                                 6,386,640
           127,900  Energen Corp.                                      6,508,831
           130,100  National Fuel Gas Co.(1)                           5,628,126
           151,500  Nicor Inc.(1)                                      7,335,630
           212,300  ONEOK, Inc.                                        9,553,500
                                                                 ---------------
                                                                      35,412,727
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 13.6%
           220,500  AES Corp. (The)(2)                                 4,745,160
           158,800  Constellation Energy Group Inc.                   13,807,660
             1,517  Dynegy Inc. Cl A(2)                                   14,047
            93,400  Huaneng Power
                    International Inc. ADR(1)                          3,245,650
           287,800  Mirant Corp.(1)(2)                                11,644,388
           140,700  NRG Energy Inc.(1)(2)                             10,136,028

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           200,600  TXU Corp.                                         12,858,460
                                                                 ---------------
                                                                      56,451,393
                                                                 ---------------
INTEGRATED TELECOMMUNICATION
SERVICES - 5.3%
           325,900  Koninklijke KPN N.V. ORD(1)                        5,075,082
           128,700  Telefonica SA ADR(1)                               8,545,680
           258,700  Telefonos de Mexico,
                    SAB de CV ADR(1)                                   8,640,580
                                                                 ---------------
                                                                      22,261,342
                                                                 ---------------
MULTI-UTILITIES - 26.5%
           131,300  Alliant Energy Corp.                               5,884,866
            34,300  Ameren Corp.(1)                                    1,725,290
           231,100  Avista Corp.(1)                                    5,599,553
           408,300  CenterPoint Energy, Inc.                           7,324,902
           208,500  CMS Energy Corp.                                   3,711,300
            78,800  Consolidated Edison, Inc.                          4,023,528
            83,156  Dominion Resources Inc.                            7,381,758
            59,300  DTE Energy Company(1)                              2,840,470
            67,100  KeySpan Corporation                                2,761,165
           236,600  MDU Resources Group, Inc.                          6,799,884
             4,387  National Grid plc ADR                                345,739
           237,048  National Grid plc ORD                              3,719,381
           142,842  NSTAR(1)                                           5,016,611
           356,300  PG&E Corp.                                        17,198,601
           106,000  PNM Resources Inc.                                 3,423,800
            92,700  Public Service Enterprise
                    Group Inc.(1)                                      7,697,808
           301,100  Sempra Energy                                     18,370,111
           259,000  XCEL Energy Inc.(1)                                6,394,710
                                                                 ---------------
                                                                     110,219,477
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION - 1.8%
            21,800  Kinder Morgan, Inc.                                2,320,610
            64,300  TransCanada Corp.(1)                               2,139,904
           121,052  Spectra Energy Corp.                               3,180,036
                                                                 ---------------
                                                                       7,640,550
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 6.6%
            66,200  ALLTEL Corp.                                       4,104,400
            83,800  America Movil, SAB de CV ADR                       4,004,802
           164,100  American Tower Corp. Cl A(2)                       6,391,695
           120,800  China Mobile Ltd. ADR                              5,417,880
           254,042  Sprint Nextel Corp.                                4,816,636
            47,400  Telephone & Data Systems, Inc.                     2,825,988
                                                                 ---------------
                                                                      27,561,401
                                                                 ---------------
TOTAL COMMON STOCKS                                                  403,968,211
(Cost $271,954,060)                                              ---------------

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 5.5%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 2.625% - 4.375%,
1/31/08 - 5/15/08, valued at $21,208,073),
in a joint trading account at 5.05%,
dated 3/30/07, due 4/2/07
(Delivery value $20,808,753)                                          20,800,000

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%, 8/15/07,
valued at $2,039,695), in a joint trading
account at 5.05%, dated 3/30/07, due 4/2/07
(Delivery value $2,000,842)                                            2,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      22,800,000
(Cost $22,800,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 14.2%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.38%, dated 3/30/07, due 4/2/07
(Delivery value $59,335,678)                                          59,309,088
                                                                 ---------------
(Cost $59,309,088)

TOTAL INVESTMENT SECURITIES - 116.7%                                 486,077,299
                                                                 ---------------
(Cost $354,063,148)

OTHER ASSETS AND LIABILITIES - (16.7)%                              (69,460,450)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 416,616,849
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $57,237,265.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $354,774,971
                                                                 ===============
Gross tax appreciation of investments                              $131,326,666
Gross tax depreciation of investments                                   (24,338)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $131,302,328
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LONG-SHORT EQUITY FUND
MARCH 31, 2007

[american century investments logo and text logo]

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(1) - 99.3%
AEROSPACE & DEFENSE - 0.6%
            12,334  Ceradyne Inc.(2)                              $      675,163
               548  Lockheed Martin Corp.                                 53,167
                60  Raytheon Company                                       3,148
                                                                 ---------------
                                                                         731,478
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            15,964  ArvinMeritor Inc.                                    291,343
                                                                 ---------------
BEVERAGES - 0.3%
            10,256  Pepsi Bottling Group Inc.                            327,064
                                                                 ---------------
BIOTECHNOLOGY - 2.2%
            16,462  Biogen Idec Inc.(2)                                  730,584
             1,602  Cephalon, Inc.(2)                                    114,078
            29,373  ImClone Systems Inc.(2)                            1,197,537
            17,095  OSI Pharmaceuticals Inc.                             564,135
                                                                 ---------------
                                                                       2,606,334
                                                                 ---------------
CAPITAL MARKETS - 3.6%
            12,631  Calamos Asset Management, Inc.
                    Cl A                                                 281,924
             4,061  Goldman Sachs Group, Inc. (The)                      839,124
            15,690  Lazard Ltd. Cl A                                     787,324
                39  Lehman Brothers Holdings Inc.                          2,733
             1,473  Mellon Financial Corp.                                63,545
            29,610  Morgan Stanley                                     2,332,084
                                                                 ---------------
                                                                       4,306,734
                                                                 ---------------
CHEMICALS - 3.1%
            34,091  Celanese Corp., Series A                           1,051,366
            36,900  H.B. Fuller Company                                1,006,263
             5,077  Hercules Inc.(2)                                      99,205
            55,306  Lyondell Chemical Co.                              1,657,521
                                                                 ---------------
                                                                       3,814,355
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.1%
             2,254  American Reprographics Co.(2)                         69,401
            21,603  Deluxe Corp.                                         724,349
             4,165  John H. Harland Company                              213,373
            15,803  Knoll Inc.                                           376,585
            26,804  Manpower Inc.                                      1,977,331
             8,485  Watson Wyatt Worldwide Inc.                          412,795
                                                                 ---------------
                                                                       3,773,834
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.2%
             9,271  Interdigital Communications
                    Corp.(2)                                             293,613

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            69,589  Polycom Inc.(2)                                    2,319,401
                                                                 ---------------
                                                                       2,613,014
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.0%
            36,127  Brocade Communications
                    System(2)                                            343,929
            31,282  Hewlett-Packard Co.                                1,255,659
            23,047  Lexmark International, Inc. Cl A(2)                1,347,328
           120,395  Sun Microsystems, Inc.(2)                            723,574
                                                                 ---------------
                                                                       3,670,490
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.9%
            78,075  Chicago Bridge & Iron Company
                    New York Shares                                    2,400,807
             6,508  EMCOR Group Inc.(2)                                  383,842
            13,357  Foster Wheeler Ltd.(2)                               779,915
            18,258  Granite Construction Inc.                          1,008,937
             3,819  Perini Corp.                                         140,768
                                                                 ---------------
                                                                       4,714,269
                                                                 ---------------
CONSUMER FINANCE - 2.5%
             2,416  Advanta Corp. Cl B                                   105,917
           106,345  AmeriCredit Corp.(2)                               2,431,046
            13,223  Cash America International, Inc.                     542,143
                                                                 ---------------
                                                                       3,079,106
                                                                 ---------------
CONTAINERS & PACKAGING - 3.0%
            44,993  Pactiv Corp.(2)                                    1,518,064
            55,462  Rock-Tenn Co. Cl A                                 1,841,339
             6,086  Sonoco Products Co.                                  228,712
                                                                 ---------------
                                                                       3,588,115
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
            17,267  Sotheby's Holdings Cl A                              768,036
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.2%
             1,224  JPMorgan Chase & Co.                                  59,217
             2,724  McGraw-Hill
                    Companies, Inc. (The)                                171,285
                                                                 ---------------
                                                                         230,502
                                                                 ---------------
ELECTRIC UTILITIES - 1.4%
             5,972  El Paso Electric Co.(2)                              157,362
            77,199  Reliant Energy Inc.                                1,568,684
                                                                 ---------------
                                                                       1,726,046
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.3%
            16,142  Acuity Brands Inc.                                   878,771

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            11,931  General Cable Corp.(2)                               637,473
                                                                 ---------------
                                                                       1,516,244
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.8%
             8,323  Avnet Inc.                                           300,793
            18,524  Dolby Laboratories Inc. Cl A(2)                      639,263
                                                                 ---------------
                                                                         940,056
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.6%
               198  Core Laboratories N.V.(2)                             16,598
             9,211  Global Industries Ltd.                               168,469
            52,711  Grey Wolf Inc.(2)                                    353,164
            28,059  Halliburton Co.                                      890,593
             8,440  Tidewater Inc.                                       494,415
                                                                 ---------------
                                                                       1,923,239
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
            18,273  Kroger Co. (The)                                     516,212
                                                                 ---------------
FOOD PRODUCTS - 0.8%
             3,042  Campbell Soup Co.                                    118,486
             9,688  ConAgra Foods, Inc.                                  241,328
             9,969  McCormick & Company, Inc.                            384,006
             3,180  Ralcorp Holdings, Inc.(2)                            204,474
                                                                 ---------------
                                                                         948,294
                                                                 ---------------
GAS UTILITIES(3)
               900  Northwest Natural Gas Co.                             41,103
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
               244  Becton Dickinson & Co.                                18,761
            48,895  Kinetic Concepts Inc.(2)                           2,476,042
             2,724  Mentor Corp.                                         125,304
             6,643  Mettler-Toledo International, Inc.(2)                595,014
             9,564  West Pharmaceutical Services Inc.                    444,057
                                                                 ---------------
                                                                       3,659,178
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.8%
            17,741  AMERIGROUP Corporation(2)                            539,326
            15,856  Apria Healthcare Group Inc.(2)                       511,356
             9,822  Humana Inc.(2)                                       569,872
            10,783  McKesson Corp.                                       631,237
            27,693  WellCare Health Plans Inc.(2)                      2,360,829
                                                                 ---------------
                                                                       4,612,620
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
            12,123  Choice Hotels International Inc.                     429,518
             4,157  Darden Restaurants, Inc.                             171,227

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,692  Jack in the Box Inc.(2)                              670,008
             2,523  Papa John's International Inc.(2)                     74,176
                                                                 ---------------
                                                                       1,344,929
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
             7,534  Blyth Inc.                                           159,043
               128  Newell Rubbermaid Inc.                                 3,980
             1,575  NVR, Inc.(2)                                       1,047,374
             1,916  Snap-on Incorporated                                  92,160
                                                                 ---------------
                                                                       1,302,557
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 2.3%
            31,204  AES Corp. (The)(2)                                   671,510
            33,349  TXU Corp.                                          2,137,671
                                                                 ---------------
                                                                       2,809,181
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.9%
            48,256  McDermott International, Inc.(2)                   2,363,579
                                                                 ---------------
INSURANCE - 4.3%
            12,416  American Financial Group, Inc.                       422,641
            31,651  Arch Capital Group Ltd.(2)                         2,158,914
            19,554  Aspen Insurance Holdings Ltd.                        512,510
            17,209  Axis Capital Holdings Limited                        582,697
             9,220  Endurance Specialty Holdings Ltd.                    329,523
             6,392  Nationwide Financial
                    Services Cl A                                        344,273
            18,982  Philadelphia Consolidated
                    Holding Co.(2)                                       835,017
                                                                 ---------------
                                                                       5,185,575
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.1%
            25,060  Priceline.com Inc.(2)                              1,334,696
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.9%
            79,952  United Online, Inc.                                1,121,727
                                                                 ---------------
IT SERVICES - 4.2%
            66,118  Accenture Ltd. Cl A                                2,548,188
            78,555  Acxiom Corp.                                       1,680,291
               901  International Business
                    Machines Corp.                                        84,928
            24,948  Total System Services Inc.                           794,594
                                                                 ---------------
                                                                       5,108,001
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.1%
            41,627  Eastman Kodak Co.                                    939,106
            31,357  Hasbro, Inc.                                         897,437
             1,024  Marvel Entertainment, Inc.(2)                         28,416
            24,497  Mattel, Inc.                                         675,382
                                                                 ---------------
                                                                       2,540,341
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
             1,677  Applera Corporation -
                    Applied Biosystems Group                              49,589
            95,974  Bruker BioSciences Corp.(2)                        1,009,646
                                                                 ---------------
                                                                       1,059,235
                                                                 ---------------
MACHINERY - 2.7%
            14,405  Cummins Inc.                                       2,084,692
            10,970  Manitowoc Co., Inc. (The)                            696,924
             6,567  Terex Corp.(2)                                       471,248
                                                                 ---------------
                                                                       3,252,864
                                                                 ---------------
MEDIA - 1.8%
            28,248  DIRECTV Group, Inc. (The)(2)                         651,681
            97,523  Sinclair Broadcast Group, Inc. Cl A                1,506,731
                                                                 ---------------
                                                                       2,158,412
                                                                 ---------------
METALS & MINING - 3.4%
            24,292  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    1,607,887
            16,816  Nucor Corp.                                        1,095,226
            31,630  Steel Dynamics Inc.                                1,366,416
               233  United States Steel Corp.                             23,107
                                                                 ---------------
                                                                       4,092,636
                                                                 ---------------
MULTI-UTILITIES(3)
               440  KeySpan Corporation                                   18,106
                                                                 ---------------
MULTILINE RETAIL - 3.1%
            88,127  Big Lots, Inc.(2)                                  2,756,613
               669  Dollar Tree Stores Inc.(2)                            25,583
            10,141  Federated Department Stores, Inc.                    456,852
             7,404  Kohl's Corp.(2)                                      567,220
                                                                 ---------------
                                                                       3,806,268
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.1%
            49,258  EnCana Corp.                                       2,493,932
            23,386  Exxon Mobil Corp.                                  1,764,474
             5,952  Marathon Oil Corp.                                   588,236
               129  Noble Energy Inc.                                      7,695
             2,296  Plains Exploration &
                    Production Co.(2)                                    103,641
            24,173  Tesoro Corp.                                       2,427,694
                                                                 ---------------
                                                                       7,385,672
                                                                 ---------------
PERSONAL PRODUCTS - 2.1%
            48,021  NBTY Inc.(2)                                       2,547,034
                                                                 ---------------
PHARMACEUTICALS - 1.3%
            45,747  Biovail Corp.                                      1,000,030

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            43,935  ViroPharma Inc.(2)                                   630,467
                                                                 ---------------
                                                                       1,630,497
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 3.9%
             1,414  Apartment Investment and
                    Management Co. Cl A                                   81,574
               520  CBL & Associates Properties, Inc.                     23,317
            24,736  Cousins Properties Inc.                              812,825
            14,406  FelCor Lodging Trust Inc.                            374,124
            53,045  Potlatch Corp.                                     2,428,399
               230  PS Business Parks Inc.                                16,220
            17,243  Taubman Centers Inc.                                 999,921
                                                                 ---------------
                                                                       4,736,380
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.5%
            16,019  CB Richard Ellis Group, Inc.
                    Cl A(2)                                              547,529
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.8%
           199,757  Amkor Technology Inc.(2)                           2,492,967
             6,758  MEMC Electronic Materials Inc.(2)                    409,400
           187,592  ON Semiconductor Corp.(2)                          1,673,321
                                                                 ---------------
                                                                       4,575,688
                                                                 ---------------
SOFTWARE - 2.3%
            15,382  Blackbaud, Inc.                                      375,628
            51,021  BMC Software Inc.(2)                               1,570,937
             6,706  MicroStrategy Inc. Cl A(2)                           847,571
                                                                 ---------------
                                                                       2,794,136
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
             5,478  American Eagle Outfitters, Inc.                      164,285
            17,033  DSW Inc. Cl A(2)                                     718,963
            47,464  Gymboree Corp.(2)                                  1,901,883
             3,090  Payless ShoeSource, Inc.(2)                          102,588
                                                                 ---------------
                                                                       2,887,719
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
            10,943  Columbia Sportswear Co.                              681,858
            11,521  Skechers U.S.A., Inc. Cl A                           386,184
                                                                 ---------------
                                                                       1,068,042
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.7%
            19,089  BankUnited Financial Corp. Cl A                      404,878
            17,030  Corus Bankshares Inc.                                290,532
             8,731  Downey Financial Corp.                               563,498
            13,532  FirstFed Financial Corp.(2)                          769,023
                 4  Washington Mutual, Inc.                                  162
                                                                 ---------------
                                                                       2,028,093
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(3)
               877  WESCO International Inc.(2)                           55,058
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.8%
            36,769  Telephone & Data Systems, Inc.                     2,192,168
                                                                 ---------------
TOTAL COMMON STOCKS                                                  120,343,789
(Cost $108,286,910)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.8%
        $4,565,000  FNMA Discount Notes,
                    5.00%, 4/2/07(4)                                   4,563,732
                                                                 ---------------
(Cost $4,563,732)

TOTAL INVESTMENT SECURITIES - 103.1%                                 124,907,521
                                                                 ---------------
(Cost $112,850,642)

SECURITIES SOLD SHORT - (98.6)%                                    (119,491,994)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 95.5%                                 115,815,899
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  121,231,426
                                                                 ===============

SECURITIES SOLD SHORT - (98.6)%
AEROSPACE & DEFENSE - (1.1)%
           (6,632)  Gencorp Inc.                                        (91,787)
          (61,051)  Hexcel Corp.                                     (1,211,862)
                                                                 ---------------
                                                                     (1,303,649)
                                                                 ---------------
AUTO COMPONENTS - (0.5)%
          (76,571)  Visteon Corp.                                      (653,916)
                                                                 ---------------
AUTOMOBILES - (1.0)%
          (14,928)  DaimlerChrysler AG                               (1,221,260)
                                                                 ---------------
BEVERAGES - (0.7)%
          (34,826)  Constellation Brands Inc. Cl A                     (737,615)
           (3,040)  Hansen Natural Corp.                               (115,155)
                                                                 ---------------
                                                                       (852,770)
                                                                 ---------------
BIOTECHNOLOGY - (2.8)%
           (9,289)  Alexion Pharmaceuticals Inc.                       (401,656)
          (25,232)  Amylin Pharmaceuticals, Inc.                       (942,668)
             (213)  Mannkind Corp.                                       (3,046)
          (43,634)  Nuvelo Inc.                                        (160,573)
          (48,025)  Pharmion Corp.                                   (1,262,577)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (36,278)  ZymoGenetics, Inc.                                 (564,486)
                                                                 ---------------
                                                                     (3,335,006)
                                                                 ---------------
CAPITAL MARKETS - (2.7)%
           (7,748)  Allied Capital Corp.                               (223,220)
          (10,686)  GFI Group Inc.                                     (726,327)
          (13,438)  Greenhill & Co. Inc.                               (824,959)
          (10,450)  Legg Mason, Inc.                                   (984,494)
          (30,593)  TD Ameritrade Holding Corp.                        (455,224)
                                                                 ---------------
                                                                     (3,214,224)
                                                                 ---------------
CHEMICALS - (0.8)%
           (7,528)  Minerals Technologies Inc.                         (467,941)
          (11,048)  Scotts Miracle-Gro Co. (The) Cl A                  (486,443)
                                                                 ---------------
                                                                       (954,384)
                                                                 ---------------
COMMERCIAL BANKS - (1.0)%
          (29,323)  MB Financial, Inc.                               (1,055,921)
           (5,038)  South Financial Group Inc. (The)                   (124,540)
                                                                 ---------------
                                                                     (1,180,461)
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - (1.0)%
             (223)  FTI Consulting, Inc.                                 (7,490)
          (27,343)  Mine Safety Appliances Company                   (1,150,047)
                                                                 ---------------
                                                                     (1,157,537)
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - (1.4)%
         (117,328)  Andrew Corporation                               (1,242,503)
          (33,562)  Finisar Corp.                                      (117,467)
           (2,681)  JDS Uniphase Corp.                                  (40,832)
           (1,799)  Research In Motion Ltd.                            (245,546)
                                                                 ---------------
                                                                     (1,646,348)
                                                                 ---------------
COMPUTERS & PERIPHERALS - (2.8)%
          (39,214)  Avid Technology, Inc.                            (1,367,784)
          (34,353)  Intermec Inc.                                      (767,446)
          (68,412)  Rackable Systems, Inc.                           (1,160,952)
           (2,170)  SanDisk Corp.                                       (95,046)
                                                                 ---------------
                                                                     (3,391,228)
                                                                 ---------------
CONSTRUCTION & ENGINEERING - (1.2)%
          (12,601)  Fluor Corp.                                      (1,130,562)
           (9,609)  Shaw Group Inc. (The)                              (300,473)
                                                                 ---------------
                                                                     (1,431,035)
                                                                 ---------------
CONSUMER FINANCE - (1.1)%
          (32,233)  SLM Corporation                                  (1,318,330)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - (0.9)%
          (54,434)  H & R Block, Inc.                                (1,145,291)
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - (0.2)%
           (7,437)  Leucadia National Corp.                            (218,797)
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - (1.2)%
         (106,625)  IDT Corp. Cl B                                   (1,210,194)
          (58,124)  Vonage Holdings Corp.                              (200,528)
                                                                 ---------------
                                                                     (1,410,722)
                                                                 ---------------
ELECTRIC UTILITIES - (0.2)%
           (6,505)  Northeast Utilities                                (213,169)
                                                                 ---------------
ELECTRICAL EQUIPMENT - (0.9)%
          (22,208)  Hubbell Inc. Cl B                                (1,071,314)
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - (3.1)%
          (13,117)  Agilent Technologies, Inc.                         (441,912)
           (3,778)  Cognex Corp.                                        (81,869)
          (77,321)  Daktronics Inc.                                  (2,121,688)
           (3,593)  Plexus Corp.                                        (61,621)
         (288,115)  Sanmina-SCI Corp.                                (1,042,976)
                                                                 ---------------
                                                                     (3,750,066)
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - (2.9)%
          (18,099)  Baker Hughes Inc.                                (1,196,887)
          (31,836)  Nabors Industries Ltd.                             (944,574)
           (1,315)  Rowan Companies, Inc.                               (42,698)
          (54,456)  TETRA Technologies, Inc.                         (1,345,608)
                                                                 ---------------
                                                                     (3,529,767)
                                                                 ---------------
FOOD PRODUCTS - (2.1)%
           (7,375)  Bunge Ltd.                                         (606,372)
          (10,222)  Pilgrim's Pride Corp.                              (339,269)
          (18,988)  Smithfield Foods Inc.                              (568,691)
          (56,043)  Tyson Foods, Inc. Cl A                           (1,087,794)
                                                                 ---------------
                                                                     (2,602,126)
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - (1.9)%
          (24,339)  Cooper Companies, Inc. (The)                     (1,183,362)
          (25,204)  PolyMedica Corp.                                 (1,066,885)
                                                                 ---------------
                                                                     (2,250,247)
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - (4.2)%
          (29,458)  Brookdale Senior Living Inc.                     (1,315,594)
           (2,498)  Community Health Systems Inc.                       (88,054)
           (3,480)  Eclipsys Corporation                                (67,060)
             (917)  Health Management
                    Associates, Inc. Cl A                                (9,969)
          (25,833)  Omnicare, Inc.                                   (1,027,378)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (32,816)  Owens & Minor Inc.                               (1,205,331)
         (208,636)  Tenet Healthcare Corp.                           (1,341,529)
                                                                 ---------------
                                                                     (5,054,915)
                                                                 ---------------
HEALTH CARE TECHNOLOGY - (0.1)%
           (5,559)  Allscripts Healthcare
                    Solutions, Inc.                                    (149,037)
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - (3.3)%
           (2,920)  Applebee's International Inc.                       (72,358)
          (34,929)  Cheesecake Factory Inc.                            (930,858)
           (5,074)  Las Vegas Sands Corp.                              (439,459)
          (18,313)  Panera Bread Co.                                 (1,081,566)
          (42,922)  Scientific Games Corp. Cl A                      (1,409,129)
           (4,689)  Texas Roadhouse Inc. Cl A                           (66,818)
                                                                 ---------------
                                                                     (4,000,188)
                                                                 ---------------
HOUSEHOLD DURABLES - (2.2)%
          (47,630)  Hovnanian Enterprises Inc.                       (1,198,371)
           (1,164)  Meritage Homes Corp.                                (37,388)
           (8,443)  Pulte Homes Inc.                                   (223,402)
          (58,248)  Standard Pacific Corp.                           (1,215,636)
                                                                 ---------------
                                                                     (2,674,797)
                                                                 ---------------
HOUSEHOLD PRODUCTS - (1.0)%
          (13,738)  Central Garden & Pet Co.                           (202,911)
          (68,950)  Central Garden & Pet Co. Cl A                    (1,013,565)
                                                                 ---------------
                                                                     (1,216,476)
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - (0.7)%
          (20,885)  Ormat Technologies Inc.                            (876,334)
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - (0.3)%
           (8,982)  Carlisle Companies Inc.                            (385,597)
                                                                 ---------------
INSURANCE - (3.7)%
          (22,381)  Hanover Insurance Group Inc.                     (1,032,212)
          (13,520)  IPC Holdings, Ltd.                                 (390,052)
           (5,038)  Marsh & McLennan
                    Companies, Inc.                                    (147,563)
          (87,995)  Montpelier Re Holdings Ltd.                      (1,525,833)
           (2,434)  Prudential Financial, Inc.                         (219,693)
           (2,702)  State Auto Financial Corporation                    (86,815)
              (46)  United Fire & Casualty Co.                           (1,617)
           (1,894)  White Mountains Insurance
                    Group Ltd.                                       (1,072,951)
                                                                 ---------------
                                                                     (4,476,736)
                                                                 ---------------
INTERNET & CATALOG RETAIL - (0.6)%
          (34,905)  Coldwater Creek Inc.                               (707,873)
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - (1.9)%
           (3,187)  Equinix Inc.                                       (272,903)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (42,000)  Move, Inc.                                         (232,681)
         (156,084)  RealNetworks Inc.                                (1,225,259)
          (18,660)  Yahoo! Inc.                                        (583,871)
                                                                 ---------------
                                                                     (2,314,714)
                                                                 ---------------
IT SERVICES - (2.3)%
          (10,376)  Heartland Payment Systems Inc.                     (245,289)
          (34,835)  Iron Mountain Incorporated                         (910,239)
          (12,415)  MoneyGram International Inc.                       (344,640)
         (113,305)  Sapient Corp.                                      (777,272)
          (17,977)  Wright Express Corp.                               (545,242)
                                                                 ---------------
                                                                     (2,822,682)
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - (1.0)%
          (65,866)  Callaway Golf Co.                                (1,038,048)
           (4,958)  Pool Corp.                                         (177,496)
                                                                 ---------------
                                                                     (1,215,544)
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - (0.1)%
           (1,990)  Covance Inc.                                       (118,086)
                                                                 ---------------
MACHINERY - (1.8)%
           (5,217)  Briggs & Stratton Corp.                            (160,944)
          (16,205)  Bucyrus International, Inc. Cl A                   (834,557)
           (7,315)  Joy Global Inc.                                    (313,814)
          (26,938)  Timken Co.                                         (816,491)
                                                                 ---------------
                                                                     (2,125,806)
                                                                 ---------------
MEDIA - (2.6)%
          (46,435)  Dow Jones & Co., Inc.                            (1,600,614)
          (24,856)  McClatchy Co. Cl A                                 (785,698)
          (19,574)  New York Times Co. (The) Cl A                      (460,185)
          (10,597)  Virgin Media Inc.                                  (267,575)
                                                                 ---------------
                                                                     (3,114,072)
                                                                 ---------------
METALS & MINING - (2.0)%
           (1,922)  Coeur d'Alene Mines Corporation                      (7,900)
          (12,937)  Miramar Mining Corp.                                (61,192)
             (176)  Natural Resource Partners L.P.                      (11,827)
          (21,784)  Schnitzer Steel Industries, Inc.
                    Cl A                                               (875,063)
          (71,607)  Worthington Industries, Inc.                     (1,473,672)
                                                                 ---------------
                                                                     (2,429,654)
                                                                 ---------------
MULTI-UTILITIES - (2.1)%
          (58,249)  Avista Corp.                                     (1,411,373)
          (22,651)  DTE Energy Company                               (1,084,983)
                                                                 ---------------
                                                                     (2,496,356)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OFFICE MANAGEMENT - (0.7)%
          (12,310)  Kilroy Realty Corp.                                (907,862)
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - (7.1)%
           (9,879)  Apache Corp.                                       (698,445)
          (32,145)  Arch Coal Inc.                                     (986,530)
           (6,148)  Cameco Corp.                                       (251,699)
          (19,368)  Cheniere Energy Inc.                               (603,313)
          (82,278)  Crosstex Energy, Inc.                            (2,365,492)
          (15,095)  Crosstex Energy, L.P.                              (543,571)
           (4,078)  Encore Acquisition Co.                              (98,647)
          (27,143)  Evergreen Energy Inc.                              (178,330)
           (1,842)  Forest Oil Corporation                              (61,468)
          (34,088)  Goodrich Petroleum Corp.                         (1,146,379)
           (1,381)  Murphy Oil Corp.                                    (73,745)
           (5,656)  Pogo Producing Co.                                 (272,054)
          (22,517)  Quicksilver Resources Inc.                         (895,501)
          (11,856)  Southwestern Energy Company                        (485,859)
                                                                 ---------------
                                                                     (8,661,033)
                                                                 ---------------
PAPER & FOREST PRODUCTS - (1.9)%
         (116,056)  Louisiana-Pacific Corp.                          (2,328,083)
                                                                 ---------------
PERSONAL PRODUCTS - (0.3)%
           (8,428)  Bare Escentuals Inc.                               (302,312)
           (6,746)  Revlon, Inc. Cl A                                    (7,219)
                                                                 ---------------
                                                                       (309,531)
                                                                 ---------------
PHARMACEUTICALS - (1.5)%
          (36,219)  Adams Respiratory
                    Therapeutics, Inc.                               (1,218,045)
           (1,924)  Medicis Pharmaceutical Corp.
                    Cl A                                                (59,298)
          (37,848)  Nektar Therapeutics                                (494,295)
           (2,271)  Par Pharmaceutical
                    Companies Inc.                                      (57,047)
                                                                 ---------------
                                                                     (1,828,685)
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - (3.3)%
          (22,878)  Archstone-Smith Trust                            (1,241,818)
          (53,048)  Crescent Real Estate Equities Co.                (1,064,143)
           (7,781)  First Industrial Realty Trust Inc.                 (352,479)
          (39,552)  Franklin Street Properties Corp.                   (758,607)
         (108,124)  Friedman, Billings, Ramsey
                    Group Inc. Cl A                                    (596,844)
                                                                 ---------------
                                                                     (4,013,891)
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - (0.7)%
           (4,673)  Brookfield Asset Management Inc.
                    Cl A                                               (244,211)
          (11,417)  St. Joe Co. (The)                                  (597,223)
                                                                 ---------------
                                                                       (841,434)
                                                                 ---------------
ROAD & RAIL - (2.8)%
          (17,997)  AMERCO                                           (1,259,610)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (40,128)  Avis Budget Group, Inc.                          (1,096,297)
          (20,812)  Dollar Thrifty Automotive
                    Group, Inc.                                      (1,062,244)
                                                                 ---------------
                                                                     (3,418,151)
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - (3.4)%
          (92,930)  Advanced Micro Devices, Inc.                     (1,213,666)
         (900,857)  Conexant Systems Inc.                            (1,486,414)
             (150)  Cypress Semiconductor Corp.                          (2,782)
          (26,662)  Marvell Technology Group Ltd.                      (448,188)
          (21,437)  Microsemi Corporation                              (446,104)
          (23,365)  PMC-Sierra, Inc.                                   (163,789)
          (13,139)  Silicon Laboratories Inc.                          (393,119)
                                                                 ---------------
                                                                     (4,154,062)
                                                                 ---------------
SOFTWARE - (1.4)%
         (212,841)  Lawson Software Inc.                             (1,721,884)
           (1,374)  Symantec Corp.                                      (23,770)
                                                                 ---------------
                                                                     (1,745,654)
                                                                 ---------------
SPECIALTY RETAIL - (5.5)%
          (50,397)  Borders Group Inc.                               (1,029,107)
          (49,262)  Chico's FAS, Inc.                                (1,203,471)
          (28,313)  Guitar Center, Inc.                              (1,277,483)
          (47,351)  Pacific Sunwear of California                      (986,321)
          (70,241)  Pier 1 Imports, Inc.                               (485,365)
           (1,122)  Stage Stores Inc.                                   (26,153)
          (22,358)  Tractor Supply Co.                               (1,151,437)
          (10,364)  Urban Outfitters Inc.                              (274,750)
          (10,067)  Zale Corp.                                         (265,567)
                                                                 ---------------
                                                                     (6,699,654)
                                                                 ---------------
STORAGE(3)
             (148)  U-Store-It Trust                                     (2,977)
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - (1.8)%
          (11,697)  Gildan Activewear Inc.                             (688,368)
         (109,734)  Quiksilver, Inc.                                 (1,272,914)
           (4,747)  Under Armour, Inc. Cl A                            (243,522)
                                                                 ---------------
                                                                     (2,204,804)
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - (2.4)%
          (21,956)  Brookline Bancorp, Inc.                            (278,184)
          (16,167)  Capitol Federal Financial                          (611,274)
          (24,915)  CharterMac                                         (482,105)
          (22,516)  Hudson City Bancorp, Inc.                          (308,019)
           (4,771)  MGIC Investment Corp.                              (281,107)
          (36,742)  Sovereign Bancorp Inc.                             (934,716)
                                                                 ---------------
                                                                     (2,895,405)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TOBACCO - (0.7)%
          (46,557)  Vector Group Ltd.                                  (871,081)
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - (2.4)%
           (8,364)  Fastenal Co.                                       (293,158)
           (7,932)  TransDigm Group, Inc.                              (288,567)
          (44,217)  UAP Holding Corp.                                (1,143,009)
          (23,773)  Watsco Inc.                                      (1,214,087)
                                                                 ---------------
                                                                     (2,938,821)
                                                                 ---------------
WATER UTILITIES - (0.8)%
          (45,351)  Aqua America Inc.                                (1,018,130)
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - (0.5)%
           (8,388)  NII Holdings, Inc. Cl B                            (622,222)
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT - (98.6)%                             $(119,491,994)
                                                                 ===============
(Proceeds $118,456,801)

NOTES TO SCHEDULE OF INVESTMENTS
FNMA = Federal National Mortgage Association
(1) Securities are pledged with brokers as collateral for securities sold short.
(2) Non-income producing.
(3) Industry is less than 0.05% of total net assets.
(4) The rate indicated is the yield to maturity at purchase.

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $113,388,778
                                                                 ===============
Gross tax appreciation of investments                              $ 13,738,526
Gross tax depreciation of investments                                (2,219,783)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   11,518,743
                                                                 ---------------
Net tax appreciation (depreciation) of securities sold short         (1,035,193)
                                                                 ---------------
Net tax appreciation (depreciation)                                $ 10,483,550
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:      /s/  Jonathan S. Thomas
         -------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    May 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    May 24, 2007

By:      /s/  Robert J. Leach
         ---------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    May 24, 2007